Spartan®

Intermediate Municipal Income
Fund

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® Intermediate Municipal Income	4.48%	6.73%	32.57%	82.79%
LB 1-17 Year Municipal Bond	4.75%	6.97%	34.45%	n/a*
Intermediate Municipal Debt Funds Average	4.30%	6.00%	28.65%	74.09%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® 1-17 Year Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 136 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Intermediate Municipal Income	6.73%	5.80%	6.22%
LB 1-17 Year Municipal Bond	6.97%	6.10%	n/a*
Intermediate Municipal Debt Funds Average	6.00%	5.16%	5.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Intermediate Municipal Income Fund on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $18,279 - an 82.79% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,106 - a 91.06% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.25%	4.76%	5.33%	4.63%	4.89%	5.22%
Capital returns	2.23%	0.72%	3.93%	-5.69%	1.00%	3.01%
Total returns	4.48%	5.48%	9.26%	-1.06%	5.89%	8.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.56¢	21.66¢	44.02¢
Annualized dividend rate	4.31%	4.39%	4.42%
30-day annualized yield	3.47%	-	-
30-day annualized tax-equivalent yield	5.34%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.05 over the past one month, $9.96 over the past six months and $9.97 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 35.00% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

With equity markets on the decline and the corporate bond market suffering from defaults and credit rating downgrades, institutional and retail investors found relief in tax-exempt municipal bonds during the six-month period ending June 30, 2002. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.67%. That outpaced the return of the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which was up 3.79%. The sustained demand for munis throughout the first half of 2002 helped offset more than $160 billion in new municipal bond issuance, an all-time high for the first half of a calendar year, according to Thomson Financial. The previous high of $147 billion was set in 1993 and 1998. The record-setting volume was attributed to a number of factors. Among them, many issuers took advantage of low interest rates to restructure debt. Additionally, most states around the country increased their muni issuance to make up for budget shortfalls created by decreases in income tax and capital gains revenue. New York's Metropolitan Transportation Authority was the largest issuer of muni debt for the six-month period, with approximately $6.5 billion in volume.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Intermediate Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended June 30, 2002, the fund had a total return of 4.48%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 4.30% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.75%. For the 12-month period ending June 30, 2002, the fund returned 6.73%, while the Lipper average returned 6.00% and the Lehman Brothers index gained 6.97%.

Q. What drove the fund's performance during the past six months?

A. It was a volatile period for the municipal market overall due to the changing expectations about the economy, inflation, interest rates and the stock market. By January, investors had begun to anticipate an economic recovery, sending bond prices lower and fueling demand for stocks. Negative sentiment toward bonds continued into the first quarter of 2002, although munis outperformed most taxable bonds as investors sought out relatively high tax-free income. Munis' low prices helped provide the underpinnings for their strong performance in late March. They performed well again from April through June on mounting concerns about conflicts in the Middle East, the war on terrorism, the pace of the economic recovery and corporate earnings. The market contended with a large increase in supply as issuers across the nation floated more debt to offset budget shortfalls. But much of that supply was offset by strong demand. As for the fund's performance, it beat its Lipper peer group due to my focus on securities that offered better value relative to other bonds.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why was this focus on valuations so important?

A. The dramatic shifts in market sentiment that characterized the past six months helped demonstrate how uncertain and volatile "market-timing" strategies - in which a portfolio is positioned to take advantage of interest rate movements - can be. Rather than try to time the market, I took advantage of heightened volatility to buy bonds whose prices had come under pressure when their maturity, structure or sector temporarily fell out of favor.

Q. What were some of your other main strategies?

A. I maintained a defensive positioning in terms of credit quality, focusing on high-quality bonds. About 85% of the fund's investments were in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond issuer. I emphasized high-quality bonds because I didn't feel lower-quality bonds offered enough additional yield to compensate for their added risk and heightened susceptibility to an economic slowdown.

Q. Can you tell us about your state- and sector-level positioning?

A. I maintained a below-market weighting in bonds issued by California and New York, a strategy that worked in the fund's favor. Municipal bonds in both states came under pressure due to the looming prospects of a large amount of additional bonds being issued. California may face an additional $10 billion - $15 billion in municipal power bonds in the next year, while New York is expected to increase its issuance to make up for lower revenues, increased spending, budget shortfalls and aid to New York City. I emphasized municipal issues backed by streams of income that tend to be less sensitive in a slowing economy, such as those issued by electric utilities, health care organizations and colleges and universities. At the same time, I tended to favor bonds issued by local entities - such as cities - rather than those issued by various states. Most states across the country are struggling with the twin challenges of significantly lower tax revenues and higher expenses. While local issuers aren't immune to these problems, they typically rely on taxes - such as those on property - that have generated more stable revenues.

Q. What's your outlook for the municipal market?

A. In my view, market volatility has created many good municipal investments at attractive values. But given the rather slow nature of the economic recovery and the uncertain interest rate outlook, selectivity will be key.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital

Fund number: 036

Trading symbol: FLTMX

Start date: April 15, 1977

Size: as of June 30, 2002, more than $1.6 billion

Manager: Christine Thompson, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on state finances:

"Throughout the past six months, I maintained a relatively small weighting - compared to the overall intermediate municipal market - in general obligation bonds (GOs) issued by states. These bonds are backed by economically sensitive sales, income and other taxes. Last year's economic downturn initially hit manufacturing states in the Midwest and South the hardest. Subsequently, states that rely heavily on personal income tax revenue - including California, Connecticut, Massachusetts and New York - were hurt by the stock market decline, which effectively lowered personal income tax receipts. In years when the stock market rose, those states enjoyed significant growth in income tax revenues from capital gains, the exercising of stock options and bonuses. Unfortunately, state expenditures kept pace with that growth. Toward the end of last year, states such as Florida and Nevada - which rely on sales tax revenues - were hurt when people shopped and traveled less after September 11. As revenue pressures have risen, spending pressures have intensified. Health care spending also rose, reflecting higher Medicaid costs and a growing population of Medicaid beneficiaries. Additionally, states faced increased security costs. Given these challenges, I tended to favor GOs issued by local municipal and essential services entities whose revenues are backed by less economically sensitive taxes."

Semiannual Report

Investment Changes

Top Five States as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	20.3	20.1
Illinois	9.5	7.6
Washington	9.0	10.3
New York	6.0	6.3
California	4.4	3.7
Top Five Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	37.3
Electric Utilities	19.4	19.8
Health Care	11.1	11.0
Escrowed/Pre-Refunded	10.5	6.4
Transportation	8.5	11.2
Average Years to Maturity as of June 30, 2002
		6 months ago
Years	7.5	7.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2002
6 months ago
Years	5.2	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of June 30, 2002	As of December 31, 2001
Aaa 55.7%	Aaa 55.1%
Aa, A 29.8%	Aa, A 30.6%
Baa 11.3%	Baa 10.4%
Ba and Below 0.0%	Ba and Below 0.2%
Not Rated 1.3%	Not Rated 0.5%
Short-term Investments 1.9%	Short-term Investments 3.2%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Series C, 5.625% 7/1/13	Aa3	$ 4,200	$ 4,607
Birmingham Gen. Oblig. Series 2002 A:
5.25% 4/1/05 (FSA Insured)	Aaa	2,305	2,463
5.25% 4/1/07 (FSA Insured)	Aaa	2,415	2,627
			9,697
Alaska - 1.3%
Anchorage Gen. Oblig. Series B, 5.875% 12/1/13 (FGIC Insured)	Aaa	2,000	2,252
Anchorage Hosp. Rev. (Sisters of Providence Proj.) Series 1991, 6.75% 10/1/02	Aa3	2,575	2,607
North Slope Borough Gen. Oblig.:
Series A, 0% 6/30/03 (MBIA Insured)	Aaa	11,500	11,292
Series B, 0% 6/30/05 (FSA Insured)	Aaa	6,000	5,492
			21,643
Arizona - 3.0%
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series A, 6.5% 7/1/04 (AMBAC Insured)	Aaa	1,100	1,198
Series B, 6.5% 7/1/04 (AMBAC Insured)	Aaa	1,220	1,329
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Proj.) 4%, tender 4/7/03 (d)(g)	Baa1	7,000	7,030
Maricopa County Cmnty. College District Series A:
6% 7/1/09	Aaa	90	94
6% 7/1/09 (Pre-Refunded to 7/1/03 @ 101) (h)	Aaa	1,910	2,014
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Proj.) Series 1994 A, 3.3%, tender 11/1/02, LOC JPMorgan Chase Bank (d)	BBB	20,000	20,000
Maricopa County Unified School District #80 Chandler 5% 7/1/05 (FGIC Insured)	Aaa	3,535	3,782
Phoenix Gen. Oblig. Series A, 7.5% 7/1/08	Aa1	4,500	5,460
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/09 (c)	Aa1	2,830	3,138
Tucson Wtr. Rev. Series 2002:
5.5% 7/1/10 (FGIC Insured)	Aaa	2,500	2,769
5.5% 7/1/12 (FGIC Insured)	Aaa	2,300	2,569
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	Aaa	1,100	1,169
			50,552
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 4.4%
California Gen. Oblig.:
5.5% 3/1/11	A1	$ 8,500	$ 9,369
5.75% 10/1/10	A1	2,200	2,472
5.75% 10/1/10 (MBIA Insured)	Aaa	3,000	3,425
6.75% 8/1/12	A1	1,550	1,867
California Hsg. Fin. Agcy. Rev.:	A3
(Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	Aa2	19,346	6,426
Series G, 6% 2/1/10 (MBIA Insured) (g)	Aaa	2,000	2,113
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (d)	A3	10,000	10,012
Carson Redev. Agcy. (Area #2 Redev. Proj.):
5.5% 10/1/02	Baa2	1,320	1,330
5.6% 10/1/03	Baa2	1,500	1,565
Long Beach Hbr. Rev.:
Series 2002 A, 4%, tender 5/14/04 (MBIA Insured) (c)(d)(g)	Aaa	10,000	10,309
Series 2002 B, 4%, tender 5/14/04 (MBIA Insured) (d)(g)	Aaa	6,000	6,185
Series A, 5.5% 5/15/07 (FGIC Insured) (g)	Aaa	2,330	2,572
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	Aaa	4,105	5,265
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6.15% 9/2/12	Baa1	1,375	1,443
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	BBB-	2,000	2,243
San Diego County Ctfs. of Prtn:
5% 10/1/06	A2	1,135	1,228
5% 10/1/08	A2	1,470	1,587
5.25% 10/1/10	A2	1,620	1,765
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) 0% 7/1/04	Aa3	2,000	1,911
			73,087
Colorado - 3.5%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (FSA Insured) (Escrowed to Maturity) (h)	AAA	5,000	3,219
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	Aaa	2,575	2,756
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (h)	Aaa	62,100	11,859
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2001 A:
4% 9/1/03	Aa3	$ 1,100	$ 1,125
4% 9/1/04	Aa3	1,960	2,017
Series 2001, 6.625% 11/15/26	Baa2	2,550	2,734
6.25% 2/1/04	A3	6,600	6,921
6.25% 2/1/04 (Escrowed to Maturity) (h)	A3	495	528
Denver City & County Arpt. Rev.:
Series A:
0% 11/15/04 (g)	A2	2,070	1,926
0% 11/15/05 (MBIA Insured) (g)	Aaa	2,250	2,026
Series C, 6.55% 11/15/03 (MBIA Insured) (g)	Aaa	2,660	2,758
Series D:
0% 11/15/03 (MBIA Insured) (g)	Aaa	5,320	5,169
0% 11/15/05 (MBIA Insured) (g)	Aaa	2,055	1,850
0% 11/15/06 (g)	A2	4,500	3,783
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	Aaa	3,200	3,425
Jefferson County School District #R1 Series A, 5.5% 12/15/14 (FGIC Insured)	Aaa	5,000	5,378
			57,474
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (Quinnipiac College Proj.) Series D, 5.625% 7/1/03	BBB	800	815
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	Aaa	5,260	5,679
Series 2001 E:
5% 6/1/04 (FGIC Insured)	Aaa	70	73
5% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (h)	Aaa	890	932
Series A:
5.25% 6/1/10 (MBIA Insured)	Aaa	3,000	3,220
5.25% 6/1/11 (MBIA Insured)	Aaa	3,905	4,164
5.75% 6/1/03 (AMBAC Insured)	Aaa	95	99
Series A3, 5.3% 6/1/04 (AMBAC Insured)	Aaa	400	424
Series C:
5.75% 12/1/05 (AMBAC Insured)	Aaa	1,895	2,028
5.75% 12/1/05 (AMBAC Insured) (Pre-Refunded to 12/1/03 @ 102) (h)	Aaa	260	280
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series E, 5% 6/1/04 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (h)	Aaa	$ 40	$ 42
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 2/15/07 (d)	Baa2	11,000	11,668
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (g)	Aaa	3,475	3,734
5.25% 10/1/10 (MBIA Insured) (g)	Aaa	2,780	2,960
			35,303
Florida - 2.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (h)	Baa1	1,295	1,427
Broward County Gen. Oblig. Series B, 5% 1/1/11	Aa1	8,000	8,585
Florida Board of Ed. Lottery Rev. Series A, 5.5% 7/1/11 (AMBAC Insured)	Aaa	7,000	7,772
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2001 A, 6% 11/15/31	A3	2,500	2,564
5.25% 11/15/11	A3	3,735	3,840
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	Aaa	2,640	2,910
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.) Series A:
5.5% 11/15/08	BBB-	1,000	1,008
5.75% 11/15/12	BBB-	1,800	1,790
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (g)	Aaa	2,000	2,240
Saint Petersburg Util. Tax Rev. Series 2002, 5% 6/1/04 (AMBAC Insured)	Aaa	1,850	1,954
Tampa Florida Guaranteed Entitlement Rev.:
6% 10/1/05 (AMBAC Insured)	Aaa	1,500	1,654
6% 10/1/06 (AMBAC Insured)	Aaa	1,945	2,175
Tampa Wtr. & Swr. Rev.:
5% 10/1/04 (FSA Insured) (c)	Aaa	1,755	1,867
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Tampa Wtr. & Swr. Rev.: - continued
5% 10/1/05 (FSA Insured) (c)	Aaa	$ 1,845	$ 1,979
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/04, LOC Suntrust Banks of Florida, Inc. (d)	Aa3	7,000	7,097
			48,862
Georgia - 1.1%
Athens-Clarke County Unified Govt. Wtr. & Swr. Rev. 4% 1/1/05	Aa2	850	880
Atlanta Arpt. Rev. Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (g)	Aaa	1,620	1,771
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	Aaa	1,300	1,410
Columbus Wtr. & Swr. Rev. 5% 5/1/05 (FSA Insured) (c)	Aaa	4,405	4,686
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/04	Aa3	5,150	5,446
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	Aaa	2,880	3,504
			17,697
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev.:
Series 2001:
5.5% 7/1/05 (FGIC Insured) (g)	Aaa	3,000	3,196
5.5% 7/1/06 (FGIC Insured) (g)	Aaa	1,000	1,077
Third Series, 5.75% 7/1/08 (AMBAC Insured) (Pre-Refunded to 7/1/04 @ 102) (g)(h)	Aaa	2,275	2,479
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	Aaa	2,880	3,080
Series CX, 5.5% 2/1/13 (FSA Insured)	Aaa	4,415	4,862
Maui County Hawaii Series A, 5.25% 3/1/15 (MBIA Insured)	Aaa	1,105	1,171
			15,865
Idaho - 0.5%
Cassia & Twin Falls Counties Joint School District #151:
5.5% 8/1/13 (FGIC Insured)	Aaa	1,595	1,760
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Idaho - continued
Cassia & Twin Falls Counties Joint School District #151: - continued
5.5% 8/1/14 (FGIC Insured)	Aaa	$ 1,695	$ 1,860
Idaho Falls Gen. Oblig. 0% 4/1/05 (FGIC Insured)	Aaa	6,000	5,541
			9,161
Illinois - 9.3%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	Aaa	2,100	2,267
Series A, 5.5% 1/1/08 (MBIA Insured)	Aaa	3,000	3,294
Chicago Metro. Wtr. Reclamation District Greater Chicago Series A, 5.5% 12/1/13	Aaa	11,990	13,225
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	Aaa	1,250	1,338
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	4,000	4,056
Series B:
6% 1/1/09 (MBIA Insured) (g)	Aaa	2,000	2,166
6.125% 1/1/12 (MBIA Insured) (g)	Aaa	2,740	3,002
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (g)	Aaa	10,000	10,736
Series A, 6.25% 1/1/08 (AMBAC Insured) (g)	Aaa	9,820	10,920
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	Aaa	3,275	2,280
Cook County Gen. Oblig. Series A, 5.375% 11/15/14 (FGIC Insured)	Aaa	9,365	10,017
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	Aaa	4,275	2,822
Du Page County Forest Preservation District Rev. 0% 11/1/09	Aaa	4,000	2,955
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5%, tender 5/1/05 (d)(g)	BBB	7,000	7,020
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (g)	BBB	2,500	2,588
Illinois Gen. Oblig. First Series:
5.25% 2/1/11 (FGIC Insured)	Aaa	6,000	6,505
5.25% 2/1/12 (FGIC Insured)	Aaa	2,525	2,737
5.5% 8/1/11 (MBIA Insured)	Aaa	12,100	13,396
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 7% 5/15/22	A3	$ 5,000	$ 5,374
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	A2	2,600	2,654
(Riverside Health Sys. Proj.) 6.8% 11/15/20	A3	2,755	2,927
Illinois Sales Tax Rev. Series W, 5% 6/15/13	Aa2	3,430	3,548
Kane & Du Page Counties Cmnty. Unit School District #303 Saint Charles Series A:
5.5% 1/1/13 (FSA Insured)	Aaa	2,000	2,204
5.5% 1/1/14 (FSA Insured)	Aaa	3,700	4,014
Kane County School District #129 Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	AAA	2,580	2,840
5.75% 2/1/16 (FGIC Insured)	AAA	2,165	2,359
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	3,000	3,222
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	Aaa	5,590	3,290
0% 12/1/14 (FSA Insured)	Aaa	5,180	2,872
0% 12/1/15 (FSA Insured)	Aaa	3,810	1,981
Series D:
0% 12/1/09 (FSA Insured)	Aaa	3,480	2,562
0% 12/1/10 (FSA Insured)	Aaa	3,380	2,353
Lake County Forest Preservation District 0% 12/1/04	Aa1	5,850	5,518
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.) Series 2002 B, 0% 6/15/17 (MBIA Insured) (b)(c)	Aaa	1,100	661
Rolling Meadows Multi-Family Mtg. Rev. (Woodfield Garden Apts. Proj.) 7.75% 2/1/04, LOC Banque Paribas	AA-	5,000	5,195
			154,898
Indiana - 2.1%
Indiana Office Bldg. Commission Cap. Complex Rev. (New Castle Correctional Facility Proj.) Series 2002 A, 5.25% 7/1/09 (FGIC Insured)	Aa2	2,210	2,410
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.):
6.75% 12/1/04 (AMBAC Insured)	Aaa	3,520	3,855
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.): - continued
6.75% 12/1/05 (AMBAC Insured)	Aaa	$ 8,185	$ 9,119
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	Aaa	5,000	5,383
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	A3	9,000	8,451
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (d)	Baa2	5,000	5,044
			34,262
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	A1	3,000	2,674
Kansas - 2.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series 1998 A, 3.25%, tender 8/30/02 (d)	A2	16,250	16,280
Series 1998 D, 3.25%, tender 8/30/02 (d)	A2	5,000	5,009
Kansas City Util. Sys. Rev.:
0% 3/1/04 (AMBAC Insured)	Aaa	3,735	3,601
0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity) (h)	Aaa	5,015	4,830
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	Aaa	2,230	2,383
5.25% 12/1/11 (MBIA Insured)	Aaa	1,805	1,920
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (d)	A1	2,200	2,236
			36,259
Kentucky - 1.5%
Kentucky Property & Bldgs. Commission Revs.:
(#69 Proj.):
Series 2001 B, 5% 8/1/08 (FSA Insured)	Aaa	1,540	1,671
Series 2001 C, 5% 8/1/04 (FSA Insured)	Aaa	3,090	3,280
Series A, 5.5% 8/1/11 (FSA Insured)	Aaa	1,440	1,608
Series 2001 D, 5.5% 8/1/08 (FSA Insured)	Aaa	1,500	1,668
5.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (h)	Aa3	6,030	6,734
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Kentucky Property & Bldgs. Commission Revs.: - continued
5.5% 9/1/12 (Pre-Refunded to 9/1/10 @ 100) (h)	Aa3	$ 4,975	$ 5,556
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Proj.) Series A, 5.5% 7/1/12 (AMBAC Insured)	Aaa	3,865	4,334
			24,851
Louisiana - 0.7%
New Orleans Gen. Oblig. 0% 9/1/05 (AMBAC Insured)	Aaa	13,500	12,260
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (FGIC Insured)	Aaa	3,210	3,367
6% 7/1/14 (MBIA Insured) (Pre-Refunded to 7/1/04 @ 102) (h)	Aaa	2,090	2,294
			5,661
Maryland - 0.3%
Maryland Economic Dev. Corp. (Waste Mgmt., Inc. Proj.) 4.65%, tender 4/1/04 (d)(g)	BBB	5,000	5,057
Massachusetts - 4.2%
Massachusetts Bay Trans. Auth. Series 2000 A, 5.75% 7/1/18	Aa1	3,000	3,212
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	A1	1,315	1,466
6.375% 8/1/15	A1	2,460	2,717
6.375% 8/1/16	A1	2,570	2,816
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 6% 1/1/12 (AMBAC Insured) (g)	Aaa	3,055	3,195
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/11	Aa3	4,000	4,496
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.) Series B, 6% 6/1/14 (Pre-Refunded to 6/1/10 @ 100) (h)	Aa2	5,000	5,749
Series A:
5.5% 2/1/08 (MBIA Insured) (c)	Aaa	5,400	5,834
5.5% 2/1/09 (MBIA Insured) (c)	Aaa	4,100	4,445
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (Waltham-Weston Hosp. & Med. Ctr. Proj.) Series B, 8% 7/1/02 (Escrowed to Maturity) (h)	Baa3	$ 600	$ 600
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/04	A+	10,800	10,257
0% 8/1/05	A+	5,100	4,649
0% 8/1/07	A+	5,800	4,829
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Stony Brook Intermediate Proj.) Series A, 5% 7/1/04 (MBIA Insured)	Aaa	4,330	4,564
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	8,365	8,634
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aaa	25	27
Univ. of Lowell Bldg. Auth. Rev. Fifth Series A, 6.75% 11/1/05 (AMBAC Insured)	Aaa	1,705	1,931
			69,421
Michigan - 4.0%
Chelsea School District 6% 5/1/15 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (h)	Aaa	1,525	1,691
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	22,300	22,663
Detroit Gen. Oblig. Series A, 6.8% 4/1/15 (Pre-Refunded to 4/1/05 @ 101) (h)	Aaa	1,315	1,482
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (d)	Aaa	10,000	10,998
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.75% 7/1/28 (FGIC Insured)	Aaa	2,400	2,550
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (g)	Aaa	8,915	9,192
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16 (c)	A2	1,000	1,013
5.5% 3/1/17 (c)	A2	1,885	1,895
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	A1	8,000	7,653
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (AMBAC Insured) (Escrowed to Maturity) (h)	Aaa	$ 1,195	$ 1,321
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	Aaa	370	408
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (g)	Aaa	1,500	1,528
West Ottawa Pub. School District 0% 5/1/15 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 49.088) (h)	Aaa	10,000	4,550
			66,944
Minnesota - 1.1%
Osseo Independent School District #279 Series B, 5% 2/1/13	Aa1	2,445	2,586
Ramsey County Series B:
5% 2/1/05 (c)	Aaa	1,445	1,525
5% 2/1/06 (c)	Aaa	2,065	2,196
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	AA	11,750	12,075
			18,382
Mississippi - 1.0%
Mississippi Gen. Oblig. 5.5% 9/1/13	Aa3	11,685	13,034
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (g)	A2	3,800	4,045
			17,079
Missouri - 0.3%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1993, 3.9%, tender 9/1/04 (d)	A1	2,500	2,540
Missouri Highways & Trans. Commisson State Road Rev. Series 2001 A, 5.625% 2/1/13	Aa2	2,370	2,617
			5,157
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series A:
0% 1/1/07 (MBIA Insured)	Aaa	5,000	4,277
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series A: - continued
3.5% 12/1/03	-	$ 14,000	$ 14,332
5.25% 1/1/04 (MBIA Insured)	Aaa	7,000	7,333
			25,942
Nevada - 0.5%
Clark County School District Series B, 0% 3/1/05 (FGIC Insured)	Aaa	6,195	5,732
Nevada Gen. Oblig. (Colorado River Commission Proj.) 5.375% 10/1/09 (FSA Insured) (c)	Aaa	2,415	2,636
			8,368
New Hampshire - 0.4%
New Hampshire Health & Edl. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
5.25% 7/1/06 (AMBAC Insured)	Aaa	1,790	1,944
5.25% 7/1/07 (AMBAC Insured)	Aaa	1,880	2,053
New Hampshire Higher Edl. & Health Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) 5.7% 10/1/04	A3	2,625	2,740
			6,737
New Jersey - 2.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.):
Series C:
6.55% 7/1/03 (Pre-Refunded to 7/1/02 @ 102) (h)	A3	2,200	2,244
6.8% 7/1/05 (Pre-Refunded to 7/1/02 @ 102) (h)	A3	3,500	3,570
3% 7/1/03	A3	1,275	1,290
4% 7/1/04	A3	1,350	1,373
5.25% 7/1/05	A3	2,250	2,354
New Jersey Trans. Trust Fund Auth.:
(Trans. Sys. Proj.) Series C, 5.75% 12/15/12 (FSA Insured)	Aaa	10,000	11,461
Series B, 6% 12/15/19 (MBIA Insured)	Aaa	5,000	5,558
North Hudson Swr. Auth. Swr. Rev. Series A, 5% 8/1/12 (FGIC Insured)	Aaa	5,000	5,405
			33,255
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - 0.5%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (g)	Aaa	$ 1,400	$ 1,582
Farmington Poll. Cont. Rev. (Tucson Gas & Elec. Co. Proj.) Series A, 6.1% 1/1/08 (MBIA Insured)	Aaa	1,145	1,148
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (g)	Aaa	2,000	2,075
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (g)	Aaa	2,880	3,059
			7,864
New York - 6.0%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (h)	Aaa	1,000	1,011
Series A:
5.625% 7/1/27 (MBIA Insured) (Pre-Refunded to 1/1/08 @ 101.5) (h)	Aaa	2,000	2,270
6% 7/1/24 (Pre-Refunded to 7/1/09 @ 100) (h)	Baa1	19,915	23,066
Series B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (h)	Aaa	1,000	1,004
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	1,300	1,303
Series E, 5.625% 7/1/08 (AMBAC Insured) (Escrowed to Maturity) (h)	Aaa	7,305	8,177
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/23 (FGIC Insured)	Aaa	4,100	4,032
5% 4/1/29 (FSA Insured)	Aaa	4,385	4,247
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O, 5.75% 7/1/13	A3	1,700	1,911
(Trans. Facilities Proj.) Series 7:
5.2% 7/1/04 (Escrowed to Maturity) (h)	A3	5,280	5,639
5.625% 7/1/16 (Escrowed to Maturity) (h)	A3	2,495	2,603
Series B, 5% 1/1/07 (c)	AA-	3,490	3,733
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series 8:
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (h)	A3	1,400	1,560
5.375% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100) (h)	Aaa	1,605	1,806
Series A, 4.75% 7/1/21 (MBIA Insured) (Escrowed to Maturity) (h)	Aaa	2,555	2,511
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
Series B, 4.75% 7/1/26 (FGIC Insured) (Escrowed to Maturity) (h)	Aaa	$ 1,500	$ 1,418
Series B2, 5% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (h)	Aaa	1,000	1,033
Series C, 4.75% 7/1/16 (FSA Insured) (Pre-Refunded to 7/1/12 @ 100) (h)	Aaa	1,000	1,046
New York City Gen. Oblig.:
Series B, 7.5% 2/1/05	A2	2,030	2,070
Series C:
6.4% 8/1/03	A2	3,000	3,055
6.5% 8/1/07	A2	1,630	1,660
Series H, 7% 2/1/06	A2	240	245
Series J, 5.875% 2/15/19	A2	4,000	4,160
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Proj.):
Series B, 5.75% 7/1/06	A3	1,080	1,191
Series C, 7.5% 7/1/10	A3	2,500	2,968
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	1,590	1,644
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aaa	1,900	1,913
4.875% 6/15/20	Aaa	3,600	3,559
5% 6/15/15	Aaa	1,800	1,870
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 6.4% 1/1/04	A3	1,785	1,896
Triborough Bridge & Tunnel Auth. Revs. Series Y, 6% 1/1/12	Aa3	3,000	3,445
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	1,000	1,071
			99,117
New York & New Jersey - 0.5%
Port Auth. New York & New Jersey 120th Series, 5.75% 10/15/13 (MBIA Insured) (g)	Aaa	7,620	8,169
North Carolina - 2.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	Aaa	2,000	2,338
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series A, 5.75% 1/1/26	Baa3	$ 1,000	$ 976
Series B:
5.625% 1/1/03	Baa3	1,000	1,016
5.875% 1/1/21 (MBIA Insured)	Aaa	5,800	6,177
6% 1/1/06	Baa3	5,250	5,648
6% 1/1/14	Baa3	2,900	2,972
6.125% 1/1/09	Baa3	2,065	2,250
Series C:
5.25% 1/1/04	Baa3	9,340	9,660
5.5% 1/1/07	Baa3	500	532
5.5% 1/1/07 (MBIA Insured)	Aaa	2,340	2,570
Series D, 6% 1/1/09	Baa3	4,050	4,400
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	Baa1	1,300	1,469
5.9% 1/1/03	Baa1	2,700	2,747
			42,755
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	Aaa	3,685	4,018
Ohio - 1.2%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	Aaa	1,125	1,252
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series C, 6.2% 7/1/03 (g)	Aaa	805	806
Franklin County Gen. Oblig. Rev. (Online Computer Library Ctr., Inc. Proj.):
5.9% 4/15/04	-	500	513
6% 4/15/09	-	4,500	4,560
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	Aaa	2,000	2,077
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16	Aa1	1,060	1,138
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (AMBAC Insured) (Escrowed to Maturity) (h)	Aaa	3,800	4,452
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.85%, tender 7/1/03 (c)(d)	Baa2	3,100	3,102
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	Aaa	$ 1,000	$ 1,093
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	A-	1,500	1,568
			20,561
Oklahoma - 0.7%
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	Aaa	2,000	2,342
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (FSA Insured)	Aaa	3,700	4,098
Tulsa Indl. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr. Proj.) 7% 6/1/06 (Pre-Refunded to 6/1/03 @ 102) (h)	AAA	1,050	1,114
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	Aaa	4,000	4,206
			11,760
Oregon - 0.4%
Jackson County School District #9 Eagle Point 5.625% 6/15/16	Aa2	2,040	2,208
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/14	Aa3	1,520	1,677
5.75% 8/1/17	Aa3	1,950	2,118
			6,003
Pennsylvania - 2.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (g)	Aaa	2,000	2,178
Allegheny County Hosp. Dev. Auth.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	Aaa	3,085	3,344
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	Aaa	1,330	1,380
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	Aaa	1,400	1,465
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	Baa2	1,165	1,171
Delaware County Gen. Oblig. 0% 11/15/03	Aa3	5,500	5,354
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (g)	A3	$ 1,300	$ 1,279
6.5% 11/1/16 (g)	A3	1,100	1,142
(Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(d)(g)	Baa2	7,800	7,804
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	A+	4,000	4,086
Pennsylvania State Univ. 5% 3/1/08	Aa2	8,025	8,632
Philadelphia Gas Works Rev. 14th Series A, 6.375% 7/1/26	Baa2	1,900	1,896
Philadelphia School District Series 2000 A, 5.75% 2/1/13 (FSA Insured)	Aaa	2,650	2,952
Tredyffrin-Easttown School District 5.5% 2/15/14	Aaa	1,595	1,727
			44,410
South Carolina - 0.7%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (g)	A	2,000	2,132
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt., Inc. Proj.) 4.1%, tender 11/1/04 (d)(g)	BBB	3,000	2,987
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15	Baa2	5,500	5,856
			10,975
South Dakota - 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16	Aa2	2,000	2,146
5.625% 12/1/17	Aa2	2,115	2,257
5.625% 12/1/18	Aa2	2,350	2,492
			6,895
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - 0.2%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 6% 2/15/06 (MBIA Insured) (g)	Aaa	$ 2,000	$ 2,183
Shelby County Gen. Oblig. Series A, 0% 5/1/11 (Pre-Refunded to 5/1/05 @ 69.561) (h)	Aa2	2,200	1,418
			3,601
Texas - 20.3%
Alief Independent School District:
7% 2/15/03	Aaa	1,125	1,163
7% 2/15/04	Aaa	1,125	1,211
Arlington Independent School District 0% 2/15/07	Aaa	1,570	1,328
Austin Independent School District 5.7% 8/1/11	Aaa	1,070	1,144
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	Aaa	2,000	1,242
Birdville Independent School District 0% 2/15/12	Aaa	4,150	2,667
Brazos Higher Ed. Auth., Inc. Student Ln. Rev. Series C1:
5.6% 6/1/03 (g)	Aaa	5,630	5,770
5.7% 6/1/04 (g)	Aaa	2,080	2,176
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 1995 B, 5.05%, tender 6/19/06 (d)(g)	Baa2	8,500	8,631
Series A, 4.8%, tender 4/1/03 (d)(g)	Baa1	11,000	11,084
Series D, 4.25%, tender 11/1/03 (d)(g)	Baa1	15,000	15,098
Brazosport Independent School District (School House Proj.) 5.4% 2/15/13	Aaa	1,290	1,347
Cedar Hill Independent School District:
0% 8/15/05	Aaa	2,830	2,574
0% 8/15/07	Aaa	1,465	1,226
Conroe Independent School District Lot B, 0% 2/15/07	Aaa	500	423
Cypress-Fairbanks Independent School District:
5.75% 2/15/08	Aaa	5,480	6,094
5.75% 2/15/17	Aaa	1,500	1,638
Dallas Area Rapid Transit Sales Tax Rev. 5.5% 12/1/10 (AMBAC Insured)	Aaa	2,225	2,477
Dallas County Gen. Oblig. Series A:
0% 8/15/05	Aaa	7,125	6,482
0% 8/15/06	Aaa	6,700	5,840
0% 8/15/07	Aaa	3,605	2,994
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Gen. Oblig. 5.8% 2/15/10 (Pre-Refunded to 2/15/04 @ 100) (h)	Aaa	$ 5,000	$ 5,307
Del Valle Independent School District:
5.5% 2/1/10	Aaa	1,275	1,406
5.5% 2/1/11	Aaa	1,350	1,489
Eagle Mountain & Saginaw Independent School District 5.375% 8/15/13	Aaa	2,705	2,940
Garland Independent School District:
Series A, 4% 2/15/17	Aaa	3,505	3,205
5.5% 2/15/12	Aaa	2,180	2,368
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (AMBAC Insured) (Pre-Refunded to 8/15/09 @ 53.836) (h)	Aaa	7,500	3,050
0% 8/1/03	Aa1	12,570	12,323
0% 8/1/05	Aa1	16,275	14,814
0% 8/1/06	Aa1	13,000	11,337
0% 10/1/14 (MBIA Insured)	Aaa	8,530	4,722
0% 10/1/16 (MBIA Insured)	Aaa	6,180	3,021
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	AA	2,500	2,627
5.625% 2/15/15	AA	2,680	2,781
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (g)	Aaa	3,300	3,432
Houston Independent School District:
Series A, 0% 8/15/11	Aaa	13,740	9,141
0% 8/15/15	Aaa	2,000	1,048
Houston Wtr. & Swr. Sys. Rev.:
Series B, 5.5% 12/1/11 (AMBAC Insured) (c)	Aaa	6,000	6,437
Series C:
0% 12/1/10 (AMBAC Insured)	Aaa	2,600	1,797
0% 12/1/11 (AMBAC Insured)	Aaa	8,250	5,417
Humble Independent School District:
0% 2/15/10	Aaa	2,320	1,660
8% 2/15/05	Aaa	820	929
Katy Independent School District Series A, 0% 2/15/07	Aaa	2,550	2,157
Keller Independent School District Series A, 0% 8/15/12	Aaa	1,590	999
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
La Joya Independent School District 5.75% 2/15/17	Aaa	$ 2,200	$ 2,389
Lamar Consolidated Independent School District 5.25% 2/15/14	Aaa	3,750	3,931
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	Aaa	2,225	2,369
5.25% 2/15/13 (FGIC Insured)	Aaa	1,335	1,385
Leander Independent School District:
7.5% 8/15/05	Aaa	600	686
7.5% 8/15/06	Aaa	800	940
7.5% 8/15/07	Aaa	800	960
Lewisville Independent School District 0% 8/15/08	Aaa	5,000	3,911
Lower Colorado River Auth. Rev. 0% 1/1/09 (MBIA Insured) (Escrowed to Maturity) (h)	Aaa	615	476
Mansfield Independent School District:
5.5% 2/15/13	Aaa	1,575	1,716
5.5% 2/15/14	Aaa	2,280	2,465
5.5% 2/15/18	Aaa	1,000	1,059
5.5% 2/15/19	Aaa	1,105	1,162
Mesquite Independent School District 5.375% 8/15/11	Aaa	1,500	1,613
Midlothian Independent School District 0% 2/15/06	Aaa	1,905	1,689
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	Aaa	4,000	4,251
Mount Pleasant Independent School District 5.5% 2/15/17	Aaa	1,010	1,077
North East Texas Independent School District:
7% 2/1/06	Aaa	2,700	3,068
7% 2/1/07	Aaa	2,850	3,303
Northside Independent School District:
0% 2/1/05	Aaa	6,155	5,699
5.5% 2/15/13	Aaa	2,310	2,517
5.5% 2/15/16	Aaa	1,000	1,067
Pearland Independent School District Series A, 5.875% 2/15/19	Aaa	1,000	1,089
Pflugerville Independent School District:
5.75% 8/15/14	Aaa	1,000	1,099
5.75% 8/15/17	Aaa	500	545
5.75% 8/15/19	Aaa	2,000	2,146
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev.:
(Hockaday School Proj.) 5.75% 5/15/19	AA	$ 1,210	$ 1,270
(Texas Christian Univ. Proj.) Series 2001, 3.25%, tender 3/1/04 (d)	Aa3	6,900	6,997
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	AAA	2,605	2,801
5.875% 8/15/22	AAA	2,925	3,122
Rockwall Independent School District 5.625% 2/15/11	Aaa	3,865	4,299
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13	Aaa	1,940	2,122
5.5% 8/1/15	Aaa	1,510	1,629
Series B, 7% 8/1/03	Aaa	1,325	1,401
0% 2/15/07	Aaa	7,645	6,466
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series C, 4%, tender 11/1/03 (d)	Baa2	5,275	5,303
San Antonio Elec. & Gas Rev.:
Series B, 0% 2/1/06 (FGIC Insured) (Escrowed to Maturity) (h)	Aaa	17,500	15,643
5.75% 2/1/11 (Escrowed to Maturity) (h)	Aaa	1,410	1,595
San Antonio Independent School District 5.75% 8/15/11 (Pre-Refunded to 8/15/09 @ 100) (h)	Aaa	2,000	2,264
San Antonio Wtr. Sys. Rev. 5.5% 5/15/14 (FSA Insured)	Aaa	3,305	3,595
Socorro Independent School District 0% 9/1/04	Aaa	3,000	2,851
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured) (c)	Aaa	2,905	3,228
Spring Independent School District 0% 2/15/07	Aaa	5,900	4,990
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	Baa1	1,250	1,204
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5.8% 8/1/05 (g)	Aa1	2,350	2,357
(Texas Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	3,375	3,418
4.7% 8/1/05 (g)	Aa1	1,390	1,464
5% 8/1/09 (g)	Aa1	5,000	5,167
5.25% 8/1/09 (g)	Aa1	6,885	7,363
5.375% 8/1/10 (g)	Aa1	1,900	2,053
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	$ 4,000	$ 4,330
Yselta Independent School District 0% 8/15/11	Aaa	1,100	732
			337,292
Utah - 0.9%
Box Elder County School District 5% 6/15/06	Aaa	3,650	3,930
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A, 6.5% 7/1/10 (AMBAC Insured)	Aaa	165	193
Series B, 5.75% 7/1/16 (MBIA Insured)	Aaa	1,000	1,078
Jordan County School District 7.625% 6/15/04	Aa1	1,000	1,104
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	Aaa	5,000	5,497
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	Aaa	3,500	3,056
			14,858
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	Aaa	2,800	3,043
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (g)	Aaa	2,750	2,957
Chesapeake Gen. Oblig. 6% 5/1/11 (Pre-Refunded to 5/1/04 @ 102) (h)	Aa2	2,400	2,624
Pocahontas Parkway Assoc. Toll Road Rev. Sr. Series A, 5% 8/15/11	Baa3	1,500	1,234
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (g)	Aa1	1,380	1,468
5.85% 5/1/08 (g)	Aa1	1,370	1,461
			9,744
Washington - 9.0%
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	Aaa	2,565	2,801
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2001 A, 5.5% 7/1/12 (FSA Insured)	Aaa	8,000	8,805
Series B, 6% 7/1/17 (MBIA Insured)	Aaa	4,000	4,446
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Grant County Pub. Util. District #2 Elec. Rev. Series H, 5.375% 1/1/13 (FSA Insured)	Aaa	$ 5,410	$ 5,875
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Second Series B, 5.25% 1/1/14 (MBIA Insured) (g)	Aaa	1,235	1,306
King County Gen. Oblig. Series B:
5.75% 12/1/11 (Pre-Refunded to 12/1/07 @ 102) (h)	Aa1	6,000	6,885
5.85% 12/1/13 (Pre-Refunded to 12/1/07 @ 102) (h)	Aa1	9,130	10,521
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (g)	Aaa	6,225	6,774
Series D, 5.75% 11/1/06 (FGIC Insured) (c)(g)	Aaa	3,660	4,002
Seattle Muni. Lt. & Pwr. Rev. 5.5% 3/1/08 (FSA Insured)	Aaa	6,475	7,123
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	Aaa	1,000	1,051
Thurston County School District #333:
Series B, 0% 12/1/11 (FGIC Insured)	Aaa	6,415	4,235
0% 12/1/12 (FGIC Insured)	Aaa	6,830	4,271
Washington Ctfs. of Prtn. (Convention & Trade Ctr. Proj.) 5% 7/1/10 (MBIA Insured)	Aaa	2,500	2,665
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	Aaa	2,025	1,286
Series R, 5.625% 9/1/05	Aa1	2,000	2,176
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	Aaa	3,065	3,327
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	Aaa	3,000	3,232
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	Aaa	9,500	9,928
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A:
5% 7/1/09 (MBIA Insured)	Aaa	5,000	5,204
5% 7/1/12 (FSA Insured)	Aaa	3,500	3,679
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/04 (MBIA Insured)	Aaa	5,450	5,191
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.: - continued
0% 7/1/05 (MBIA Insured)	Aaa	$ 10,000	$ 9,123
0% 7/1/07	Aa1	15,130	12,561
0% 7/1/10	Aa1	16,000	11,208
0% 7/1/10	Aa1	2,250	1,576
0% 7/1/12 (MBIA Insured)	Aaa	4,000	2,524
Series C, 7.5% 7/1/08 (MBIA Insured)	Aaa	6,940	8,333
			150,108
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	A1	2,600	2,559
Fond Du Lac School District:
5.75% 4/1/12 (FGIC Insured)	-	1,000	1,107
5.75% 4/1/14 (FGIC Insured)	-	1,000	1,091
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs. Proj.):
5.75% 8/15/12	A2	1,760	1,893
6% 8/15/16	A2	1,000	1,059
			7,709
TOTAL MUNICIPAL BONDS (Cost $1,581,038)			1,656,245
Municipal Notes - 1.3%

Arizona - 0.7%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 2001, 3.1% tender 7/10/02, CP mode (g)	6,500	6,500
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 1993 E, 3.1% tender 7/10/02, CP mode (g)	2,300	2,300
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 1993, 3.1% tender 7/10/02, CP mode (g)	2,440	2,440
		11,240
Municipal Notes - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. (Citizens Communications Co. Proj.) Series 1988 A, 3.5% tender 7/5/02, CP mode (g)	$ 4,000	$ 4,000
Illinois - 0.2%
Illinois Dev. Fin. Auth. Envir. Facilities Rev. (American Wtr. Corp. Proj.) Series 1997, 2.15% tender 9/9/02, CP mode (g)	3,800	3,806
Pennsylvania - 0.2%
Berks County Indl. Dev. Auth. Indl. Dev. Rev. (American Wtr. Corp. Proj.) Series 1996, 2.15% tender 9/9/02, CP mode (g)	2,900	2,901
TOTAL MUNICIPAL NOTES (Cost $21,940)		21,947
Money Market Funds - 0.6%
	Shares
Fidelity Municipal Cash Central Fund, 1.68% (e)(f) (Cost $9,400)	9,400,000	9,400
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,612,378)		1,687,592
NET OTHER ASSETS - (1.6)%		(27,313)
NET ASSETS - 100%		$ 1,660,279
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.8%
Electric Utilities	19.4
Health Care	11.1
Escrowed/Pre-Refunded	10.5
Transportation	8.5
Others* (individually less than 5%)	16.7
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $297,331,000 and $183,709,000, respectively.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,611,389,000. Net unrealized appreciation aggregated $76,203,000, of which $77,471,000 related to appreciated investment securities and $1,268,000 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,994,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,612,378) - See accompanying schedule		$ 1,687,592
Cash		9,009
Receivable for investments sold		14,275
Receivable for fund shares sold		2,622
Interest receivable		20,154
Other receivables		39
Total assets		1,733,691
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 69,748
Payable for fund shares redeemed	940
Distributions payable	2,060
Accrued management fee	454
Other payables and accrued expenses	210
Total liabilities		73,412
Net Assets		$ 1,660,279
Net Assets consist of:
Paid in capital		$ 1,585,839
Undistributed net investment income		695
Accumulated undistributed net realized gain (loss) on investments		(1,469)
Net unrealized appreciation (depreciation) on investments		75,214
Net Assets, for 164,840 shares outstanding		$ 1,660,279
Net Asset Value, offering price and redemption price per share ($1,660,279 ÷ 164,840 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 37,426
Expenses
Management fee	$ 2,653
Transfer agent fees	599
Accounting fees and expenses	186
Non-interested trustees' compensation	3
Custodian fees and expenses	13
Registration fees	99
Audit	21
Legal	10
Miscellaneous	2
Total expenses before reductions	3,586
Expense reductions	(221)	3,365
Net investment income (loss)		34,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		2,031
Change in net unrealized appreciation (depreciation) on investment securities		33,136
Net gain (loss)		35,167
Net increase (decrease) in net assets resulting from operations		$ 69,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,061	$ 64,945
Net realized gain (loss)	2,031	9,516
Change in net unrealized appreciation (depreciation)	33,136	(3,932)
Net increase (decrease) in net assets resulting from operations	69,228	70,529
Distributions to shareholders from net investment income	(34,316)	(65,192)
Share transactions Net proceeds from sales of shares	329,214	594,685
Reinvestment of distributions	22,315	44,796
Cost of shares redeemed	(213,138)	(373,822)
Net increase (decrease) in net assets resulting from share transactions	138,391	265,659
Redemption fees	16	17
Total increase (decrease) in net assets	173,319	271,013
Net Assets
Beginning of period	1,486,960	1,215,947
End of period (including undistributed net investment income of $695 and undistributed net investment income of $1,045, respectively)	$ 1,660,279	$ 1,486,960
Other Information Shares
Sold	33,019	59,951
Issued in reinvestment of distributions	2,239	4,518
Redeemed	(21,455)	(37,720)
Net increase (decrease)	13,803	26,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.850	$ 9.780	$ 9.410	$ 9.980	$ 9.940	$ 9.700
Income from Invest- ment Operations
Net investment income (loss)	.215 D	.456 D, F	.478 D	.460 D	.474	.485
Net realized and unrealized gain (loss)	.225	.073 F	.368	(.561)	.097	.290
Total from investment operations	.440	.529	.846	(.101)	.571	.775
Distributions from net investment income	(.220)	(.459)	(.476)	(.466)	(.474)	(.485)
Distributions from net realized gain	-	-	-	-	(.057)	(.050)
Distributions in excess of net realized gain	-	-	-	(.003)	-	-
Total distributions	(.220)	(.459)	(.476)	(.469)	(.531)	(.535)
Redemption fees added to paid in capital	- D	- D	-	-	-	-
Net asset value, end of period	$ 10.070	$ 9.850	$ 9.780	$ 9.410	$ 9.980	$ 9.940
Total ReturnB, C	4.48%	5.48%	9.26%	(1.06)%	5.89%	8.23%
Ratios to Average Net Assets E
Expenses before expense reductions	.46% A	.46%	.50%	.48%	.50%	.55%
Expenses net of voluntary waivers, if any	.46% A	.46%	.50%	.48%	.50%	.55%
Expenses net of all reductions	.43% A	.39%	.49%	.48%	.50%	.55%
Net investment income (loss)	4.35% A	4.60% F	5.03%	4.72%	4.58%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 1,660	$ 1,487	$ 1,216	$ 1,063	$ 1,154	$ 915
Portfolio turnover rate	24% A	32%	19%	21%	18%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Intermediate Municipal Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee based on the fund's gross income at the rate of 5% of the gross income and .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the total annualized management fee rate was .34% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $13 and $208 respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-SANN-0802 157801
1.706327.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2002

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® New Markets Income	1.81%	1.43%	36.32%	173.89%
JP EMBI Global	0.91%	-3.34%	30.70%	n/a*
Emerging Markets Debt Funds Average	0.44%	5.21%	15.56%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on May 4, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The J.P. EMBI Global currently covers 33 emerging market countries. To measure how the fund's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity New Markets Income	1.43%	6.39%	11.62%
JP EMBI Global	-3.34%	5.50%	n/a*
Emerging Markets Debt Funds Average	5.21%	2.73%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® New Markets Income Fund on May 4, 1993 when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,389 - a 173.89% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index did over the same period. (The J.P. Morgan Emerging Markets Bond Index Global does not extend as far back as the fund's start date, and therefore, is not appropriate for this comparison). With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $31,122 - a 211.22% increase. Beginning with this report, the fund will compare its performance to that of the J.P Morgan Emerging Markets Bond Index Global Linked Index rather than the J.P. Morgan Emerging Markets Bond Index. J.P. Morgan is discontinuing the J.P. Morgan Emerging Markets Bond Index as of June 28, 2002. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $26,332 - a 163.32% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.84¢	38.05¢	104.15¢
Annualized dividend rate	6.50%	6.78%	9.34%
30-day annualized yield	7.45%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on the fund's average share price of $10.93 over the past one month, $11.32 over the past six months and $11.15 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. It does not reflect the cost of hedging and other currency gains and losses.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For most of the six-month period ending June 30, 2002, emerging markets offered solid absolute and relative performance, as signs of a global economic recovery and low interest rates in developed countries drove investors to seek higher yields in emerging-markets debt. To illustrate, through the first five months of the six-month period, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - which measures the performance of more than 30 emerging-markets countries, was up 6.27%. Unfortunately, nearly all of that gain was wiped out in June, when the index plunged 5.04%, leaving the EMBI Global with a return of 0.91% for the overall six-month period. June's downfall was primarily due to the erosion in investor sentiment toward higher-risk assets, largely a result of the corporate governance scandals in the U.S. Russia continued to be one of the best emerging-markets performers. The country's recent political and economic reforms progressed well, and its oil exports helped boost the nation's financial reserves. Venezuela, another significant oil exporter, also benefited from the rising prices of the commodity. Two other Latin American nations didn't fare as well. Argentina continued to be plagued by financial and political instability, while Brazil was hampered by the potential for a spread of Argentina's contagion and by uncertainty surrounding Brazil's upcoming presidential election.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity New Markets Income Fund

Q. How did the fund perform, John?

A. For the six months that ended June 30, 2002, the fund posted a gain of 1.81%. During the same period, the J.P. Morgan Emerging Markets Bond Index Global returned 0.91%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 0.44%. For the 12-month period that ended June 30, 2002, the fund returned 1.43%, the J.P. Morgan index declined 3.34% and the Lipper average returned 5.21%.

Q. What helped the fund outperform its benchmarks during the past six months?

A. The fund benefited from its overweighted position in Russia relative to its J.P. Morgan benchmark. Security selection in Russian corporate bonds was also favorable. Positive dynamics within the country included President Putin's economic and government reforms being on track, higher oil prices and a current account surplus driven by rising petroleum exports. In addition, we saw the country re-engaging with the West by joining post-September 11 anti-terrorism efforts and getting debt relief from Germany. Lastly, the weaker ruble helped to revitalize Russian industry, making exports cheaper and imports more expensive.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other investments or positioning helped the fund outperform?

A. The fund's overweighted position in investment-grade-rated South Africa also helped performance. The overweighting stemmed from my perception that South Africa's securities became undervalued after its currency suffered an almost 70% drop in value. A small position in securities denominated in South African currency - the rand - also contributed to performance. The fund's underweighted exposure to Turkey was another positive factor. The country's political instability, large funding needs and potential for default contributed to the underweighting. Opportunistic positioning in Venezuelan securities helped performance as well. Venezuelan securities seesawed between optimism about high oil prices for its exports in the first part of the period and pessimism about its growing political instability in the latter portion. The fund's overweighted position in Ivory Coast securities rose in value on optimism regarding possible completion of the country's debt restructuring.

Q. What detracted from fund performance?

A. Brazil was the largest detractor from relative performance. Investors became concerned that the October presidential election might result in the election of a leftist candidate, which bred uncertainty about the future direction of Brazil's economic policy . An underweighting in Mexico also hurt. The portfolio was underweighted on the expectation that close ties to the U.S. economy might strain Mexican asset prices. However, as investors repositioned amid negative market sentiment into what they perceived to be less volatile countries, Mexico outperformed the rest of the market.

Q. Were there any significant shifts in the fund's positioning?

A. The most noteworthy change in the period was the fund's position in Brazil going from overweighted to underweighted. As a reference, the fund ended the period with approximately 12% in Brazil, versus a 16% weighting for the benchmark. I also sold the entire Turkey position from a market weight level, while making South Africa an overweighted position in the fund after not being in the portfolio at the beginning of the period.

Q. John, what's your outlook?

A. Emerging markets in general are facing adverse global financial conditions, manifested by the low interest rate global environment we are facing. Low interest rates are a sign of economic problems, not a signal for everyone to borrow more. As a result, we have seen a flight to quality. In the emerging markets, this has meant investors have turned to investment-grade credits, primarily in Asia. Going forward, the markets will be challenged by political uncertainty in several countries. We will need to get through the presidential election cycle in key countries such as Brazil and Ecuador, and possibly a new government in Turkey. The focus for emerging-markets countries will be on fiscal policy. Many countries, particularly in Latin America, have been unable to slow their rising debt burdens. Without the flexibility to ease fiscal policy, countries will find it increasingly difficult to stimulate their economies in a manner sufficient to service their debt.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks current income; as a secondary objective, the fund may seek capital appreciation

Fund number: 331

Trading symbol: FNMIX

Start date: May 4, 1993

Size: as of June 30, 2002, more than $403 million

Manager: John Carlson, since 1995; manager, Fidelity Emerging Markets Fund, since 2001; Fidelity Advisor Emerging Markets Income Fund, since 1995; joined Fidelity in 1995

3

John Carlson on winners and losers:

"I have referred in the past to winners and losers in emerging markets. The benefits to winners are large and include flexibility in fiscal and monetary policy, stable foreign direct investment flows, the ability to issue debt at relatively low spreads and the achievement of ever-higher levels of per capita income. Conversely, countries falling into the losers' category will face rising borrowing costs, a dearth of foreign investment and a lack of flexibility in the policy arena.

"The current environment facing emerging-markets debtors provides ample opportunity for countries to place themselves firmly into one of these camps. In the winner's camp are countries such as South Korea, which has undertaken corporate reforms and made significant progress in cleansing its banking sector of bad debts since the Asian crisis of 1997. This enabled its government to use fiscal and monetary policy to stimulate the domestic economy even as world economic growth slowed in 2000 and 2001.

"Other countries are at a critical juncture. Some have failed to capitalize on their commodity wealth, and some have failed to adopt market-oriented policies. Still others lack political stability. The results are a lack of investors' willingness to lend, subpar growth and outsized susceptibility to external market forces."

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	19.4	17.9
Mexico	16.9	18.1
Brazil	11.7	19.1
Philippines	4.9	4.6
Malaysia	4.4	0.5

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	17.1	17.0
United Mexican States	12.5	12.2
Brazilian Federative Republic	8.6	12.6
Philippine Republic	4.3	4.3
Telebras	3.1	2.4
	45.6
Asset Allocation (% of fund's net assets)
As of June 30, 2002	As of December 31, 2001
Corporate Bonds 13.4%	Corporate Bonds 12.5%
Government Obligations 70.4%	Government Obligations 69.5%
Stocks 5.2%	Stocks 6.1%
Other Investments 0.7%	Other Investments 1.2%
Short-Term Investments and Net Other Assets 10.3%	Short-Term Investments and Net Other Assets 10.7%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.4%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 1.8%
Korea (South) - 0.8%
Korea Deposit Insurance Corp. 2.5% 12/11/05 (g)	A3		$ 3,100,000	$ 3,255,000
Russia - 1.0%
Lukinter Finance BV 1% 11/3/03 (g)	B+		3,000,000	4,230,000
TOTAL CONVERTIBLE BONDS				7,485,000
Nonconvertible Bonds - 11.6%
Argentina - 0.6%
Mastellone Hermanos SA yankee 11.75% 4/1/08 (d)	Ca		820,000	164,000
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		1,935,000	967,500
9% 1/30/04 (Reg. S)	Ca		325,000	188,500
YPF Sociedad Anonima 7.75% 8/27/07	B1		1,535,000	944,025
TOTAL ARGENTINA				2,264,025
Bermuda - 0.6%
APP China Group Ltd.:
14% 3/15/10 (d)(g)	Ca		3,855,000	848,100
14% 3/15/10 (Reg. S) (d)	Ca		6,830,000	1,502,600
TOTAL BERMUDA				2,350,700
Canada - 0.7%
Hurricane Hydrocarbons 12% 8/4/06	B1		3,030,000	3,014,850
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(g)	Ca		4,420,000	430,950
0% 7/5/03 (Reg. S) (d)	Ca		1,335,000	130,163
TOTAL INDONESIA				561,113
Korea (South) - 0.7%
Kia Motors Corp. 9.375% 7/11/06 (g)	Ba3		737,000	825,540
Korea Development Bank 5.25% 11/16/06	A3		2,000,000	2,022,500
TOTAL KOREA (SOUTH)				2,848,040
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Luxembourg - 0.4%
Millicom International Cellular SA 13.5% 6/1/06	Caa1		$ 1,200,000	$ 420,000
PTC International Finance II SA euro 11.25% 12/1/09	B2	EUR	1,065,000	1,034,411
TOTAL LUXEMBOURG				1,454,411
Malaysia - 2.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)	Baa1		1,085,000	1,044,991
7.75% 8/15/15 (Reg. S)	Baa1		2,850,000	3,026,344
Petronas Capital Ltd. 6.375% 5/22/09 (g)	Baa1	EUR	6,865,000	6,820,911
TOTAL MALAYSIA				10,892,246
Mauritius - 0.2%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		2,870,000	717,500
Mexico - 3.4%
Alestra SA de RL de CV:
12.625% 5/15/09	Caa1		1,035,000	289,800
yankee 12.125% 5/15/06	Caa1		820,000	229,600
Innova S. de R.L. yankee 12.875% 4/1/07	B3		475,000	375,250
Pemex Project Funding Master Trust 8.5% 2/15/08	Baa1		1,550,000	1,608,125
Petroleos Mexicanos 9.25% 3/30/18	Baa1		6,760,000	6,912,100
TFM SA de CV 11.75% 6/15/09	B1		1,385,000	1,305,363
TV Azteca SA de CV euro 10.5% 2/15/07 (Reg. S)	Ba3		1,080,000	1,042,200
Vicap SA de CV yankee 11.375% 5/15/07	B1		2,020,000	1,762,450
TOTAL MEXICO				13,524,888
Netherlands - 1.2%
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		2,055,000	1,736,475
J.P. Morgan AG loan participation note 10.45% 4/26/05 (g)	B3		3,195,000	3,003,300
TOTAL NETHERLANDS				4,739,775
Philippines - 0.4%
Salomon Smith Barney Holdings, Inc. Philippines Currency Indexed Credit-Linked Note 0% 5/17/04 (g)	-		1,728,000	1,432,858
Russia - 0.1%
OAO Gazprom 9.125% 4/25/07	B+		610,000	593,225
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Tunisia - 0.4%
Banque Centrale de Tunisie 7.375% 4/25/12	Baa3		$ 1,825,000	$ 1,774,813
United States of America - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26	B3		610,000	587,125
TOTAL NONCONVERTIBLE BONDS				46,755,569
TOTAL CORPORATE BONDS (Cost $58,573,720)				54,240,569
Government Obligations - 70.4%

Argentina - 2.0%
Argentinian Republic:
BOCON 0% 4/1/07 (d)(h)	Ca		1,547,511	88,000
Brady:
floating rate bond 3.25% 3/31/05 (d)(h)	Ca		6,286,000	1,131,480
par L-GP 6% 3/31/23 (d)	Ca		7,015,000	3,016,450
7% 12/19/08 (d)(f)	Ca		14,815,000	2,740,775
9.75% 9/19/27 (d)	Ca		5,635,000	901,600
11.375% 1/30/17 (d)	Ca		600,000	108,000
11.75% 4/7/09 (d)	Ca		610,000	109,800
TOTAL ARGENTINA				8,096,105
Brazil - 8.6%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		15,805,147	10,016,512
debt conversion bond 3.125% 4/15/12 (h)	B1		15,200,000	8,094,000
8.875% 4/15/24	B1		30,225,000	14,885,813
11% 8/17/40	B1		3,185,000	1,815,450
TOTAL BRAZIL				34,811,775
Bulgaria - 1.4%
Bulgarian Republic:
Brady discount A 2.8125% 7/28/24 (h)	B1		3,775,000	3,378,625
8.25% 1/15/15 (g)	B1		2,145,000	2,128,913
TOTAL BULGARIA				5,507,538
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Chile - 1.1%
Chilean Republic:
5.625% 7/23/07	Baa1		$ 2,115,000	$ 2,083,275
7.125% 1/11/12	Baa1		2,340,000	2,363,400
TOTAL CHILE				4,446,675
Colombia - 2.9%
Colombian Republic:
9.75% 4/9/11	Baa1		2,057,191	2,108,621
10% 1/23/12	Ba2		3,995,000	3,775,275
11.75% 2/25/20	Ba2		6,060,000	5,938,800
TOTAL COLOMBIA				11,822,696
Dominican Republic - 0.5%
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		1,940,000	2,046,700
Ecuador - 3.0%
Ecuador Republic:
5% 8/15/30 (f)(g)	Caa2		3,629,000	1,868,935
5% 8/15/30 (Reg. S) (f)	Caa2		6,530,000	3,362,950
12% 11/15/12 (g)	Caa2		2,224,000	1,587,380
12% 11/15/12 (Reg. S)	Caa2		7,210,000	5,146,138
TOTAL ECUADOR				11,965,403
Egypt - 0.7%
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		2,975,000	2,870,875
Guatemala - 0.3%
Guatemalan Republic 10.25% 11/8/11 (g)	Ba2		925,000	1,052,188
Ivory Coast - 1.1%
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(f)	-	FRF	14,665,000	420,997
past due interest 2% 3/29/18 (Reg. S) (d)(h)	-		7,557,250	1,700,381
FLIRB 2% 3/30/18 (Reg. S) (d)(h)	-		11,250,000	2,165,625
TOTAL IVORY COAST				4,287,003
Jamaica - 0.5%
Jamaican Government:
11.75% 5/15/11 (g)	Ba3		1,220,000	1,439,600
11.75% 5/15/11 (Reg. S)	Ba3		520,000	613,600
TOTAL JAMAICA				2,053,200
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Korea (South) - 1.6%
Korean Republic 8.875% 4/15/08	A3		$ 5,625,000	$ 6,641,016
Malaysia - 1.7%
Malaysian Government:
0% 7/3/07 (g)(h)	Baa2		2,750,000	2,747,250
7.5% 7/15/11	Baa2		3,960,000	4,207,500
TOTAL MALAYSIA				6,954,750
Mexico - 12.5%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		2,600,000	2,463,500
par B 6.25% 12/31/19	Baa2		9,600,000	9,096,000
value recovery:
rights 6/30/04 (i)	-		12,200,000	29,280
rights 6/30/05 (i)	-		12,200,000	122
rights 6/30/06 (i)	-		12,200,000	122
7.5% 1/14/12	Baa2		7,150,000	7,069,563
8.3% 8/15/31	Baa2		5,430,000	5,287,463
9.875% 2/1/10	Baa2		3,830,000	4,304,920
10.375% 2/17/09	Baa2		3,835,000	4,391,075
11.375% 9/15/16	Baa2		10,775,000	13,361,000
11.5% 5/15/26	Baa2		3,600,000	4,567,500
TOTAL MEXICO				50,570,545
Nigeria - 1.8%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		4,750,000	3,140,938
promissory note 5.092% 1/5/10	-		5,607,318	4,181,740
warrants 11/15/20 (a)(i)	-		4,750	0
TOTAL NIGERIA				7,322,678
Pakistan - 0.3%
Pakistani Republic 10% 12/13/05 (Reg. S)	B3		1,385,000	1,378,075
Panama - 1.7%
Panamanian Republic:
8.25% 4/22/08	Ba1		2,890,000	2,774,400
9.625% 2/8/11	Ba1		4,230,000	4,103,100
TOTAL PANAMA				6,877,500
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Philippines - 4.5%
Bangko Sentral Pilipinas:
8.6% 6/15/27	Ba1		$ 320,000	$ 265,600
yankee 8.6% 6/15/27	Ba1		430,000	356,900
Philippine Republic:
8.375% 3/12/09	Ba1		1,910,000	1,905,225
8.875% 4/15/08	Ba1		2,020,000	2,110,900
9.875% 1/15/19	Ba1		5,645,000	5,588,550
10.625% 3/16/25	Ba1		7,560,000	7,805,700
TOTAL PHILIPPINES				18,032,875
Poland - 0.3%
Polish Government 0% 4/21/03	A2	PLN	4,760,000	1,097,402
Russia - 18.3%
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Caa3		852,765	776,017
Russian Federation:
5% 3/31/30 (f)(g)	Ba3		19,972,500	13,905,853
5% 3/31/30 (Reg. S) (f)	Ba3		25,205,000	17,548,972
8.25% 3/31/10 (g)	Ba3		2,919,120	2,897,227
8.25% 3/31/10 (Reg. S)	Ba3		9,755,000	9,681,838
11% 7/24/18 (Reg. S)	Ba3		7,957,000	8,573,668
12.75% 6/24/28 (Reg. S)	Ba3		8,877,000	10,696,785
euro 10% 6/26/07	Ba3		5,242,000	5,582,730
Russian Federation Ministry of Finance Series V, 3% 5/14/08	Ba3		5,865,000	3,973,538
TOTAL RUSSIA				73,636,628
South Africa - 3.0%
South African Republic:
7.375% 4/25/12	Baa2		2,145,000	2,120,869
9.125% 5/19/09	Baa2		4,470,000	5,017,575
yankee 8.5% 6/23/17	Baa2		4,830,000	5,071,500
TOTAL SOUTH AFRICA				12,209,944
Uruguay - 0.3%
Uruguay Republic:
7.875% 3/25/09	Ba2		1,170,000	678,600
7.875% 7/15/27	Ba2		600,000	330,000
TOTAL URUGUAY				1,008,600
Government Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuela - 2.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)	-		$ 14,625	$ 0
euro Brady:
debt conversion bond 2.875% 12/18/07 (h)	B2		3,666,600	2,740,784
par W-A 6.75% 3/31/20	B2		6,565,000	4,940,163
par W-B 6.75% 3/31/20	B2		1,490,000	1,121,225
TOTAL VENEZUELA				8,802,172
Vietnam - 0.1%
Vietnamese Socialist Republic 4% 3/14/16 (h)	B1		350,000	276,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $283,710,230)				283,768,843
Common Stocks - 5.2%
	Shares
Brazil - 3.1%
Telebras sponsored ADR (pfd holder)	544,200	12,342,456
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	56,000	818,720
Korea (South) - 0.9%
KT Corp. sponsored ADR	178,400	3,862,360
Mexico - 1.0%
Cemex SA de CV ADR (a)	3,775	9,815
Telefonos de Mexico SA de CV sponsored ADR	120,800	3,875,264
TOTAL MEXICO		3,885,079
TOTAL COMMON STOCKS (Cost $27,403,413)		20,908,615
Sovereign Loan Participations - 0.7%
		Principal Amount (e)
Algeria - 0.5%
Algerian Republic loan participation:
Series 1 - Credit Suisse First Boston 2.875% 9/4/06 (h)	-	$ 625,416	575,383
Sovereign Loan Participations - continued
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algeria - continued
Algerian Republic loan participation: - continued
Series 1 - Salomon Brothers 2.875% 9/4/06 (h)	-	$ 495,000	$ 455,400
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (h)	-	1,165,975	1,043,548
TOTAL ALGERIA			2,074,331
Morocco - 0.2%
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (h)	Ba1	1,137,500	1,012,375
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $3,099,593)			3,086,706
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $39,388,804)	39,388,804	39,388,804
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $2,737,000)	$ 2,737,400	2,737,000
Purchased Options - 0.0%
Expiration Date/ Strike Price		Underlying Face Amount	Value (Note 1)
Venezuela - 0.0%
Salomon Brothers International, Ltd. Call Option on $5,820,000 notional amount of Venezuelan Republic 9.25% 9/15/27	July 2002/$67.15	$ 4,350,450	$ 20,370
Salomon Brothers International, Ltd. Call Option on $25,000,000 notional amount of Venezuelan Republic Brady debt conversion bond 2.875% 12/18/07	July 2002/$81.38	18,687,500	13,095
TOTAL PURCHASED OPTIONS (Cost $425,588)	33,465
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $415,338,348)		404,164,002
NET OTHER ASSETS - (0.2)%		(926,280)
NET ASSETS - 100%		$ 403,237,722
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
FRF	-	French franc
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $48,474,005 or 12.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	3.2%
Baa	24.1%
Ba	29.5%
B	16.7%
Caa, Ca, C	7.0%
D	0.0%
Not Rated	3.7%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $3,086,706 or 0.7% of net assets.
Purchases and sales of securities, other than short-term securities, aggregated $529,847,700 and $421,691,404, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $413,094,887. Net unrealized depreciation aggregated $8,930,885, of which $28,054,447 related to appreciated investment securities and $36,985,332 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,049,000 of which $31,677,000, $11,940,000 and $5,432,000 will expire on December 31, 2006, 2007 and 2009, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $10,556,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,737,000) (cost $ 415,338,348) - See accompanying schedule		$ 404,164,002
Cash		12,421
Receivable for investments sold		1,195,401
Receivable for fund shares sold		711,940
Dividends receivable		316,829
Interest receivable		7,432,381
Redemption fees receivable		1,580
Total assets		413,834,554
Liabilities
Payable for investments purchased	$ 9,462,448
Payable for fund shares redeemed	535,144
Distributions payable	231,826
Accrued management fee	232,839
Other payables and accrued expenses	134,575
Total liabilities		10,596,832
Net Assets		$ 403,237,722
Net Assets consist of:
Paid in capital		$ 467,157,055
Undistributed net investment income		6,207,491
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,956,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,169,849)
Net Assets, for 37,553,789 shares outstanding		$ 403,237,722
Net Asset Value, offering price and redemption price per share ($403,237,722 ÷ 37,553,789 shares)		$ 10.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 490,422
Interest		16,234,152
		16,724,574
Less foreign taxes withheld		(40,441)
Total income		16,684,133
Expenses
Management fee	$ 1,266,567
Transfer agent fees	347,629
Accounting fees and expenses	112,909
Non-interested trustees' compensation	630
Custodian fees and expenses	45,534
Registration fees	48,071
Audit	34,280
Legal	2,000
Miscellaneous	982
Total expenses before reductions	1,858,602
Expense reductions	(15,616)	1,842,986
Net investment income (loss)		14,841,147
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,613,548
Foreign currency transactions	(19,246)
Total net realized gain (loss)		1,594,302
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,658,105)
Assets and liabilities in foreign currencies	1,143
Total change in net unrealized appreciation (depreciation)		(16,656,962)
Net gain (loss)		(15,062,660)
Net increase (decrease) in net assets resulting from operations		$ (221,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,841,147	$ 33,989,020
Net realized gain (loss)	1,594,302	(17,235,257)
Change in net unrealized appreciation (depreciation)	(16,656,962)	249,235
Net increase (decrease) in net assets resulting from operations	(221,513)	17,002,998
Distributions to shareholders from net investment income	(12,495,727)	(31,463,811)
Share transactions Net proceeds from sales of shares	165,656,986	123,399,641
Reinvestment of distributions	11,124,180	27,845,566
Cost of shares redeemed	(59,338,924)	(105,137,461)
Net increase (decrease) in net assets resulting from share transactions	117,442,242	46,107,746
Redemption fees	225,891	310,548
Total increase (decrease) in net assets	104,950,893	31,957,481
Net Assets
Beginning of period	298,286,829	266,329,348
End of period (including undistributed net investment income of $6,207,491 and undistributed net investment income of $3,862,071, respectively)	$ 403,237,722	$ 298,286,829
Other Information Shares
Sold	14,517,016	10,859,459
Issued in reinvestment of distributions	985,358	2,492,433
Redeemed	(5,281,264)	(9,393,239)
Net increase (decrease)	10,221,110	3,958,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.910	$ 11.390	$ 11.130	$ 8.990	$ 12.970	$ 12.960
Income from Invest- ment Operations
Net investment income (loss) D	.448	1.306 F	1.092	.975	1.201	1.065
Net realized and unrealized gain (loss)	(.244)	(.591) F	.452	2.162	(3.980)	1.105
Total from investment operations	.204	.715	1.544	3.137	(2.779)	2.170
Distributions from net investment income	(.381)	(1.207)	(1.080)	(1.010)	(1.022)	(1.318)
Distributions in excess of net investment income	-	-	(.216)	-	-	-
Distributions from net realized gain	-	-	-	-	-	(.870)
Distributions from return of capital	-	-	-	-	(.195)	-
Total distributions	(.381)	(1.207)	(1.296)	(1.010)	(1.217)	(2.188)
Redemption fees added to paid in capital D	.007	.012	.012	.013	.016	.028
Net asset value, end of period	$ 10.740	$ 10.910	$ 11.390	$ 11.130	$ 8.990	$ 12.970
Total Return B,C	1.81%	6.65%	14.38%	36.69%	(22.38)%	17.52%
Ratios to Average Net Assets E
Expenses before expense reductions	1.00% A	1.00%	1.00%	1.07%	1.13%	1.08%
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.07%	1.13%	1.08%
Expenses net of all reductions	.99% A	.99%	.99%	1.07%	1.13%	1.08%
Net investment income (loss)	7.99% A	11.61% F	9.41%	9.88%	10.50%	7.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,238	$ 298,287	$ 266,329	$ 219,355	$ 207,842	$ 380,835
Portfolio turnover rate	252% A	259%	278%	273%	488%	656%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Markets Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 180 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Options - continued

Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $232,688 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $11,266 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3,415 and $935, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Litigation.

The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Inflation Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Stragetic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMI-SANN-0802 157740
1.705564.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors' growing doubts about the integrity of Corporate America's bookkeeping factored heavily into the substandard performance of U.S. equity markets for the first half of 2002. Fixed-income markets provided some respite for investors, offering moderate but steady gains throughout the first half of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Semiannual Report

Performance - continued

Cumulative Total Returns

Periods ended June 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Strategic Income	1.24%	4.38%	19.50%
Fidelity Strategic Income Composite	0.79%	3.00%	14.24%
JPM EMBI Global	0.91%	-3.34%	21.18%
LB Government Bond	3.78%	8.81%	32.65%
ML High Yield Master II	-5.37%	-4.36%	-4.36%
SSB Non-US Group of 7 Index - Equally Weighted Unhedged	10.93%	17.02%	16.10%
Multi-Sector Income Funds Average	1.27%	3.79%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on May 1, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers ® Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index - Equally Weighted Unhedged, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 128 mutual funds. These benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity Strategic Income	4.38%	4.37%
Fidelity Strategic Income Composite	3.00%	3.25%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on May 1, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $11,950 - a 19.50% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities - did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,564 - a 4.36% decrease. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Global, Lehman Brothers Government Bond Index, Merrill Lynch High Yield Master II Index, and the Salomon Smith Barney Non-U.S. Group of 7 Index - Equally Weighted Unhedged according to the fund's neutral mix.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,424 - a 14.24% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Currently 40% high-yield, 30% U.S. government and investment-grade bonds, 15% emerging-markets, and 15% foreign developed-markets.

Semiannual Report

Total Return Components

	Six months ended June 30,	Years ended December 31,			May 1, 1998 (commencement of operations) to December 31,
	2002	2001	2000	1999	1998
Dividend returns	2.88%	6.30%	7.35%	7.19%	4.93%
Capital returns	-1.64%	0.22%	-3.28%	-0.84%	-4.80%
Total returns	1.24%	6.52%	4.07%	6.35%	0.13%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended June 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.41¢	26.33¢	54.55¢
Annualized dividend rate	5.90%	5.81%	5.95%
30-day annualized yield	6.64%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.10 over the past one month, $9.15 over the past six months and $9.17 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

>

Market Recap

In the wake of a mediocre global economic environment, faltering stock markets, geopolitical turmoil and fraudulent corporate accounting during the six months ending June 30, 2002, investors turned to the world's bond markets for asset protection and income growth, with varying results. Against this backdrop, foreign developed-nation bonds fared best, helped by a weakening U.S. dollar. The Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - designed to represent the performance of 16 world government bond markets, excluding the United States - advanced 11.84% during the period. In the U.S., government bonds got off to a slow start. But as time wore on and the desire for safe harbor grew, these bonds gained new appeal, and the Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - gained 3.78%. In an opposite scenario, emerging-markets debt roared out of the starting gates, but stumbled in June as investors focused on higher-quality, lower-risk assets. The J.P. Morgan Emerging Markets Bond Index Global - a performance measure of more than 30 emerging-markets countries - finished the period with a return of 0.91%. The Merrill Lynch High Yield Master II Index, a proxy of the overall high-yield bond market, posted its worst quarterly return ever and ended the six-month period with a loss of 5.37%.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Strategic Income Fund

Q. How did the fund perform, Bill?

A. For the six months ending June 30, 2002, the fund returned 1.24%, outpacing the Fidelity Strategic Income Composite Index, which returned 0.79%. During the same period, the multi-sector income funds average tracked by Lipper Inc. returned 1.27%. For the 12 months ending June 30, 2002, the fund returned 4.38%, while the Composite index and Lipper average returned 3.00% and 3.79%, respectively.

Q. What factors shaped fund results during the six-month period?

A. Favorable asset allocation and strong security selection paced fund performance during the past six months amid a poor environment for higher-risk assets. I'm proud of the fact that despite facing the worst period in the history of the high-yield market - and one of the worst for emerging-markets debt - during the second quarter, the fund still managed to post a positive absolute return, while beating the index by a reasonable margin. While my allocation decisions helped overall, performance was mainly bolstered by each of the fund's subportfolio managers outperforming their respective benchmarks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did your asset allocation strategies influence performance?

A. I overweighted the non-U.S. developed-markets subportfolio during the first quarter because I felt the strength of the dollar against the euro was unsustainable. This strategy paid off nicely versus the index, as the dollar weakened significantly after peaking in February. We sold some securities late in the period to lock in profits and brought the subportfolio back to a neutral weighting, feeling that the euro had run much of its course given a still-sluggish European economy. We also played the high-yield market fairly well. We benefited from overweighting high-yield bonds during the first quarter as they extended their post-September advances on improved economic and issuer fundamentals. I reduced the position to just below neutral late in the period. This also helped, as widespread credit quality downgrades sent the sector reeling. Another strategy that worked was slightly underweighting more-volatile emerging-markets debt, which struggled to eke out a positive return during the period. This decision was based not on market fundamentals, but rather on the high valuations relative to other sectors and the increased potential for political and negative headline risk. Finally, we gave up some ground in the U.S. government bond subportfolio by substituting cash for some Treasuries, which I felt were extremely overvalued. This positioning hurt, particularly versus our Lipper peers, as Treasuries rallied further on favorable interest rate conditions and a strong flight to quality by shaken equity investors.

Q. What drove the fund's subportfolios?

A. The developed-markets component of the fund - managed by Ian Spreadbury - was the top contributor to performance, driven mainly by strong credit picks and currency gains. The fund benefited from ample exposure to high-quality European government and corporate issues that performed well in a weak economy. Although it produced a negative return, the fund's high-yield subportfolio - managed by Mark Notkin - performed well on a relative basis. Security selection was a plus, as Mark avoided some of the severe credit problems that plagued several corporate issuers. He also benefited from limiting exposure to speculative securities, while adding exposure to higher-quality, more conservative holdings. Strong macroeconomic analysis and fundamental research paid off for the fund's emerging-markets subportfolio - managed by Jonathan Kelly, who replaced John Carlson in April. Country selection was key, as our emphasis on solid-performing Russian and Venezuelan debt more than offset what we lost by overweighting Brazil and underweighting South Korea. Finally, the U.S. government subportfolio - managed by Kevin Grant - outperformed its benchmark primarily due to effective yield-curve positioning. By focusing on the intermediate part of the curve, where yields declined the most, Kevin capitalized on the positive price performance that was concentrated there.

Q. What's your outlook?

A. While I anticipate the potential for a more positive environment for higher-risk assets by year-end, I think it will be slow in coming. That said, I want to provide investors with a competitive yield and the opportunity for capital appreciation when the market turns. So, I'm looking to add more high-yield exposure, but am picking my spots carefully. However, given my concerns about capital preservation, I continue to hold some cash at the expense of Treasuries, which remain vulnerable to rising interest rates.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Fund number: 368

Trading symbol: FSICX

Start date: May 1, 1998

Size: as of June 30, 2002, more than $570 million

Manager: Bill Eigen, since 2001; manager, Fidelity Advisor Strategic Income Fund, since 2001; director, Fidelity Asset Allocation Fund Group, 1997-
2001; director, various fund analysis groups, 1994-1997; joined Fidelity in 1994

3

Bill Eigen reviews how diversification works for the fund:

"Many investors consider their portfolios well-diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government or investment-grade bond fund. While I believe that is a reasonable strategy, I think there's another risk to consider. Traditional fixed-income funds generally concentrate on only one area of the market. Like equities, fixed-income asset classes offer widely varying risk/return characteristics. The diversification offered within this fund takes advantage of all aspects of the fixed-income markets - including emerging markets, non-U.S. developed markets, high-yield and U.S. government securities.

"The benefit of this diversification is that if one sector of the fund has negative returns, it could be offset by a sector that's performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well.

"My goal is to attempt to provide investors with as much exposure to positive returns as possible. I try to minimize underperforming assets and maximize those performing well by consistently monitoring and adjusting the fund's investment allocations among the subportfolios. I believe this diversification works in the best interest of investors."

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.6	24.8
Fannie Mae	3.0	0.1
Germany Federal Republic	2.9	5.0
Canadian Government	2.6	2.3
United Kingdom, Great Britain & Northern Ireland	2.0	2.2
	28.1
Top Five Market Sectors as of June 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	13.4	16.6
Financials	5.6	5.4
Materials	4.8	2.8
Industrials	4.0	3.2
Telecommunication Services	3.9	5.7
Quality Diversification as of June 30, 2002
	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	38.0	36.3
Baa	6.8	6.7
Ba	14.8	16.4
B	24.1	24.7
Caa, Ca, C	2.7	2.9
Not Rated	1.2	1.0

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Asset Allocation (% of fund's net assets)
As of June 30, 2002 *		As of December 31, 2001 **
	Corporate Bonds 41.9%		Corporate Bonds 43.0%
	U.S. Government and Government Agency Obligations 22.5%		U.S. Government and Government Agency Obligations 24.9%
	Foreign Government & Government Agency Obligations 21.3%		Foreign Government & Government Agency Obligations 22.0%
	Stocks 0.6%		Stocks 1.6%
	Other Investments 2.1%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 11.6%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	33.3%	** Foreign investments	30.0%

Semiannual Report

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.9%
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp.:
4.875% 1/1/07 (h)	Caa1		$ 50,000	$ 38,156
4.875% 1/1/07	Caa1		95,000	72,497
				110,653
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	B2		265,000	259,534
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.4%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2		3,080,000	1,304,688
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3		1,710,000	974,700
0% 11/20/20	Ba3		390,000	182,325
				2,461,713
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B3		3,000	1,770
TOTAL INFORMATION TECHNOLOGY				2,463,483
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	B3		1,453,000	615,781
6% 6/1/11 (h)	B3		33,000	14,810
6% 6/1/11	B3		14,000	6,283
				636,874
TOTAL CONVERTIBLE BONDS				3,470,544
Nonconvertible Bonds - 41.3%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3		60,000	59,100
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3		1,690,000	1,806,610
Dana Corp. 10.125% 3/15/10 (h)	Ba3		1,250,000	1,281,250
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dura Operating Corp. 8.625% 4/15/12 (h)	B1		$ 590,000	$ 590,000
Lear Corp. 7.96% 5/15/05	Ba1		1,095,000	1,122,375
Stoneridge, Inc. 11.5% 5/1/12 (h)	B2		1,190,000	1,210,825
				6,070,160
Automobiles - 0.2%
General Motors Corp. euro 1.25% 12/20/04	A2	JPY	100,000,000	835,389
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		90,000	100,812
				936,201
Hotels, Restaurants & Leisure - 4.9%
Argosy Gaming Co. 9% 9/1/11	B2		70,000	71,750
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B		280,000	294,000
Domino's, Inc. 10.375% 1/15/09	B2		1,945,000	2,090,875
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		2,010,000	2,070,300
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3		250,000	258,125
HMH Properties, Inc.:
7.875% 8/1/05	Ba3		740,000	725,200
7.875% 8/1/08	Ba3		935,000	897,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2		3,310,000	3,326,550
International Game Technology 8.375% 5/15/09	Ba1		150,000	157,500
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		125,000	127,500
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3		600,000	595,500
MGM Mirage, Inc. 8.5% 9/15/10	Ba1		275,000	290,813
Penn National Gaming, Inc. 8.875% 3/15/10	B3		1,740,000	1,722,600
Premier Parks, Inc. 9.75% 6/15/07	B2		1,205,000	1,235,125
Six Flags, Inc.:
8.875% 2/1/10	B2		2,550,000	2,550,000
9.5% 2/1/09	B2		500,000	510,000
Station Casinos, Inc. 8.375% 2/15/08	B1		3,620,000	3,701,450
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2		860,000	875,050
8.875% 8/15/11 (h)	B2		580,000	590,150
yankee 8.625% 12/15/07	B2		720,000	736,200
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		3,190,000	3,389,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3		1,560,000	1,606,800
				27,822,463
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 1.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2		$ 435,000	$ 441,525
8.875% 4/1/08	Ba2		420,000	426,300
Champion Enterprises, Inc. 11.25% 4/15/07 (h)	B2		225,000	189,000
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1		175,000	169,313
8% 2/1/09	Ba1		1,175,000	1,157,375
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2		900,000	900,000
KB Home 8.625% 12/15/08	Ba3		300,000	303,000
Lennar Corp.:
7.625% 3/1/09	Ba1		100,000	101,000
9.95% 5/1/10	Ba1		500,000	557,500
Pulte Homes, Inc. 7.875% 8/1/11	Baa3		930,000	976,221
Ryland Group, Inc. 9.125% 6/15/11	Ba3		320,000	339,200
Sealy Mattress Co. 9.875% 12/15/07	B3		1,770,000	1,787,700
Standard Pacific Corp. 9.25% 4/15/12	Ba3		305,000	305,000
WCI Communities, Inc. 10.625% 2/15/11	B1		360,000	378,000
				8,031,134
Leisure Equipment & Products - 0.2%
The Hockey Co. 11.25% 4/15/09 (h)	B2		1,080,000	1,080,000
Media - 5.6%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3		750,000	742,500
9.5% 2/1/11	Caa3		115,000	113,850
9.875% 2/1/12	Caa3		810,000	810,000
American Media Operations, Inc. 10.25% 5/1/09	B2		1,020,000	1,071,000
CanWest Media, Inc. 10.625% 5/15/11	B2		1,735,000	1,735,000
Chancellor Media Corp.:
8% 11/1/08	Ba1		720,000	712,800
8.125% 12/15/07	Ba2		250,000	247,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (f)	B2		260,000	93,600
8.625% 4/1/09	B2		75,000	50,250
9.625% 11/15/09	B2		1,350,000	911,250
10% 4/1/09	B2		720,000	496,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10% 5/15/11	B2		$ 620,000	$ 415,400
10.25% 1/15/10	B2		300,000	208,500
10.75% 10/1/09	B2		375,000	258,750
11.125% 1/15/11	B2		470,000	329,000
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		125,000	124,375
Corus Entertainment, Inc. 8.75% 3/1/12	B1		1,585,000	1,608,775
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1		3,965,000	3,172,000
7.625% 7/15/18	Ba2		280,000	221,200
7.875% 2/15/18	Ba2		105,000	80,850
9.875% 4/1/23	BB-		120,000	90,000
EchoStar DBS Corp.:
9.125% 1/15/09 (h)	B1		1,510,000	1,381,650
9.375% 2/1/09	B1		4,280,000	3,980,400
Entravision Communications Corp. 8.125% 3/15/09 (h)	B3		965,000	969,825
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (f)	Ba1		30,000	30,600
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca		2,035,000	610,500
Lamar Media Corp.:
8.625% 9/15/07	Ba3		250,000	256,250
9.25% 8/15/07	B1		156,000	162,240
9.625% 12/1/06	Ba3		75,000	78,000
LBI Media, Inc. 10.125% 7/15/12 (i)	B3		890,000	890,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3		890,000	903,350
Pearson PLC euro 4.625% 7/8/04	Baa1	EUR	500,000	493,147
Pegasus Communications Corp.:
9.625% 10/15/05	B3		600,000	318,000
12.5% 8/1/07	B3		75,000	37,500
Penton Media, Inc. 11.875% 10/1/07 (h)	B3		1,290,000	1,109,400
Quebecor Media, Inc. 11.125% 7/15/11	B2		5,000	4,900
Radio One, Inc. 8.875% 7/1/11	B3		2,775,000	2,775,000
Regal Cinemas Corp. 9.375% 2/1/12 (h)	B3		800,000	832,000
Rogers Cable, Inc. 7.875% 5/1/12	Baa3		1,000,000	951,200
Susquehanna Media Co. 8.5% 5/15/09	B1		20,000	20,650
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Telewest PLC yankee:
9.625% 10/1/06	Caa3		$ 885,000	$ 354,000
11% 10/1/07	Caa3		945,000	382,725
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		50,000	48,250
yankee 10.5% 2/15/07	B1		370,000	357,050
Yell Finance BV:
0% 8/1/11 (f)	B2		155,000	105,788
10.75% 8/1/11	B2		1,610,000	1,746,850
				32,292,675
Textiles Apparel & Luxury Goods - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		10,000	10,550
TOTAL CONSUMER DISCRETIONARY				76,243,183
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3		520,000	538,200
Food & Drug Retailing - 0.3%
Pathmark Stores, Inc. 8.75% 2/1/12	B2		140,000	142,800
Rite Aid Corp.:
6% 10/1/03 (h)	Caa3		30,000	28,275
6.125% 12/15/08 (h)	Caa3		140,000	82,600
6.875% 8/15/13	Caa3		1,490,000	908,900
Tesco PLC euro 8.75% 2/20/03	Aa3	GBP	500,000	784,307
				1,946,882
Food Products - 0.9%
Chiquita Brands International, Inc. 10.56% 3/15/09	-		1,440,000	1,497,600
Corn Products International, Inc. 8.25% 7/15/07 (i)	Ba1		1,185,000	1,173,055
Dean Foods Co.:
6.625% 5/15/09	B1		40,000	38,000
6.9% 10/15/17	B1		315,000	270,900
8.15% 8/1/07	B1		435,000	445,875
Del Monte Corp. 9.25% 5/15/11	B3		820,000	852,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (h)	Ba1		$ 1,000,000	$ 1,020,000
Michael Foods, Inc. 11.75% 4/1/11	B2		50,000	55,000
				5,353,230
Household Products - 0.3%
Fort James Corp. 6.875% 9/15/07	Ba1		70,000	66,150
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2		350,000	358,750
10% 11/1/08	Ba3		1,160,000	1,339,800
				1,764,700
Personal Products - 0.3%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		75,000	52,500
9% 11/1/06	Caa3		200,000	140,000
12% 12/1/05	Caa1		1,390,000	1,376,100
				1,568,600
Tobacco - 0.1%
Gallaher Group PLC 5.75% 10/2/06	Baa3	EUR	500,000	495,628
TOTAL CONSUMER STAPLES				11,667,240
ENERGY - 3.1%
Energy Equipment & Services - 0.5%
DI Industries, Inc. 8.875% 7/1/07	B1		320,000	326,400
Grant Prideco, Inc. 9.625% 12/1/07	Ba3		230,000	239,775
Key Energy Services, Inc. 8.375% 3/1/08	Ba3		140,000	143,150
Petroliam Nasional BHD (Petronas) 7.75% 8/15/15 (Reg. S)	Baa1		1,530,000	1,624,669
Trico Marine Services, Inc. 8.875% 5/15/12 (h)	B2		370,000	367,225
				2,701,219
Oil & Gas - 2.6%
Chesapeake Energy Corp.:
8.125% 4/1/11	B1		2,470,000	2,439,125
8.375% 11/1/08	B1		1,260,000	1,250,550
8.5% 3/15/12	B1		90,000	88,875
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3		1,530,000	1,610,325
Encore Acquisition Co. 8.375% 6/15/12 (h)	B2		325,000	325,000
Forest Oil Corp. 8% 12/15/11	Ba3		190,000	190,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Hurricane Hydrocarbons 12% 8/4/06	B1		$ 830,000	$ 825,850
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (h)	B2		640,000	662,400
Pemex Project Funding Master Trust:
7.875% 2/1/09 (h)	Baa1		250,000	249,375
8% 11/15/11 (h)	Baa1		400,000	394,000
Perez Companc SA:
8.125% 7/15/07 (Reg. S)	Ca		250,000	125,000
9% 1/30/04 (Reg. S)	Ca		470,000	272,600
Petroleos Mexicanos 9.25% 3/30/18	Baa1		2,695,000	2,755,638
Plains Exploration & Production Co. LP 8.75% 7/1/12 (h)	-		880,000	865,709
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2		1,070,000	1,104,775
Series D, 10.25% 3/15/06	B2		200,000	206,500
Series F, 10.25% 3/15/06	B2		250,000	256,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (h)	Ba3		1,065,000	1,049,025
YPF Sociedad Anonima 9.125% 2/24/09	B1		290,000	178,350
				14,849,347
TOTAL ENERGY				17,550,566
FINANCIALS - 5.4%
Banks - 1.9%
Abbey National PLC euro 7.5% 9/28/49 (k)	Aa3	GBP	300,000	495,940
Banco Nacional de Desenvolvimento Economico e Social 17.246% 6/16/08 (k)	B1		5,335,000	3,861,206
Bangkok Bank Ltd. PCL:
9.025% 3/15/29 (h)	Ba2		35,000	33,775
9.025% 3/15/29 (Reg. S)	Ba2		100,000	96,500
Hanvit Bank:
12.75% 3/1/10 (h)(k)	Baa3		35,000	40,950
12.75% 3/1/10 (Reg. S) (k)	Baa3		70,000	81,900
Kreditanstalt Fuer Wiederaufbau 3.75% 11/26/04	Aaa	EUR	6,100,000	5,987,067
				10,597,338
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 3.0%
American Airlines pass thru trust certificate 7.8% 4/1/08	A		$ 1,180,000	$ 1,182,950
APP International Finance (Mauritius) Ltd. 0% 7/5/03 (d)(h)	Ca		615,000	59,963
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3		1,585,000	1,585,000
Cellco Finance NV yankee 12.75% 8/1/05	Caa1		775,000	654,875
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3		207,936	194,032
6.9% 1/2/17	Baa3		104,779	97,333
Delta Air Lines, Inc. pass thru trust certificate:
7.92% 5/18/12	Baa1		180,000	186,466
10.06% 1/2/16	Ba1		160,000	150,400
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		55,000	35,750
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3		1,310,000	1,300,175
J.P. Morgan AG loan participation note 10.45% 4/26/05 (h)	B3		870,000	817,800
KFW International Finance, Inc. euro 1% 12/20/04	Aaa	JPY	305,000,000	2,609,148
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (h)	B1		120,000	115,200
10.5% 6/15/09 (h)	B1		149,000	150,490
Mobile Telesystems Finance SA 10.95% 12/21/04 (Reg. S)	Ba3		790,000	774,200
NGG Finance PLC 5.25% 8/23/06	A2	EUR	500,000	494,162
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3		118,824	115,214
7.248% 7/2/14	Ba2		228,835	194,189
7.575% 3/1/19	A3		74,386	75,993
7.691% 4/1/17	Baa2		20,000	19,610
8.304% 9/1/10	Ba2		192,062	181,498
Pemex Project Funding Master Trust 9.125% 10/13/10	Baa1		500,000	525,000
Petronas Capital Ltd. 7% 5/22/12 (h)	Baa1		290,000	294,713
PTC International Finance BV 0% 7/1/07 (f)	B1		305,000	308,050
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
PTC International Finance II SA:
11.25% 12/1/09	B1		$ 1,900,000	$ 1,919,000
euro 11.25% 12/1/09	B2	EUR	410,000	398,224
Punch Taverns Finance PLC euro 7.567% 4/15/26	Baa2	GBP	500,000	846,730
Reed Elsevier Capital, Inc. 5.75% 7/31/08	A3	EUR	500,000	501,521
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	750,000	676,426
SESI LLC 8.875% 5/15/11	B1		30,000	30,300
Vicap SA de CV yankee 11.375% 5/15/07	B1		705,000	615,113
				17,109,525
Real Estate - 0.5%
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (h)	Ba3		820,000	828,200
LNR Property Corp. 10.5% 1/15/09	Ba3		475,000	489,250
Senior Housing Properties Trust 8.625% 1/15/12	Ba2		1,460,000	1,503,800
				2,821,250
TOTAL FINANCIALS				30,528,113
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.3%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1		210,000	206,850
11.625% 12/1/06	B2		1,230,000	1,371,450
Boston Scientific Corp. 6.625% 3/15/05	Baa2		60,000	60,600
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (h)	B2		125,000	125,000
				1,763,900
Health Care Providers & Services - 1.7%
Alderwoods Group, Inc. 11% 1/2/07	-		1,831,000	1,840,155
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3		40,000	41,200
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		50,000	51,750
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3		660,000	673,200
HealthSouth Corp.:
7.625% 6/1/12 (h)	Ba1		200,000	196,000
8.375% 10/1/11	Ba1		1,795,000	1,875,775
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.: - continued
10.75% 10/1/08	Ba2		$ 80,000	$ 87,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (h)	B3		745,000	752,450
Service Corp. International (SCI):
6.3% 3/15/03	B1		100,000	97,000
7.2% 6/1/06	B1		300,000	282,000
Stewart Enterprises, Inc. 10.75% 7/1/08	B2		110,000	122,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1		2,415,000	2,535,750
Unilab Corp. 12.75% 10/1/09	B3		160,000	186,400
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3		890,000	925,600
				9,666,780
Pharmaceuticals - 0.4%
aaiPharma, Inc. 11% 4/1/10 (h)	Caa1		800,000	744,000
Biovail Corp. 7.875% 4/1/10	B2		1,550,000	1,495,750
				2,239,750
TOTAL HEALTH CARE				13,670,430
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2		800,000	832,000
Transdigm, Inc. 10.375% 12/1/08 (h)	B3		200,000	205,000
				1,037,000
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3		775,000	558,000
8.54% 1/2/07	Ba1		98,866	92,934
				650,934
Commercial Services & Supplies - 1.7%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3		1,170,000	1,123,200
7.875% 1/1/09	Ba3		355,000	341,688
8.5% 12/1/08	Ba3		530,000	519,400
8.875% 4/1/08	Ba3		1,270,000	1,257,300
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		220,000	173,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.: - continued
9.25% 5/1/21	Ba3		$ 250,000	$ 225,000
Iron Mountain, Inc.:
8.25% 7/1/11	B2		1,120,000	1,120,000
8.625% 4/1/13	B2		1,350,000	1,373,625
8.75% 9/30/09	B2		940,000	956,450
JohnsonDiversey, Inc. 9.625% 5/15/12 (h)	B2		800,000	836,000
Mail-Well I Corp. 9.625% 3/15/12 (h)	B1		805,000	813,050
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		147,000	148,103
Pierce Leahy Corp. 9.125% 7/15/07	B2		65,000	67,275
World Color Press, Inc.:
7.75% 2/15/09	Baa2		975,000	975,000
8.375% 11/15/08	Baa2		30,000	30,900
				9,960,791
Machinery - 0.4%
AGCO Corp. 9.5% 5/1/08	Ba3		1,080,000	1,144,800
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3		160,000	168,800
Joy Global, Inc. 8.75% 3/15/12	B2		195,000	198,900
Tyco International Group SA yankee 6.375% 10/15/11	Ba2		980,000	750,200
				2,262,700
Marine - 0.9%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2		4,245,000	4,414,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2		670,000	562,800
10.25% 11/15/06	B2		330,000	237,600
				5,215,200
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (h)	Ba2		1,140,000	1,140,000
9.5% 10/1/08	Ba2		60,000	64,800
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV:
10.25% 6/15/07	B1		$ 90,000	$ 83,925
11.75% 6/15/09	B1		2,588,000	2,439,190
				3,727,915
TOTAL INDUSTRIALS				22,854,540
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (h)	Ba3		855,000	855,000
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09 (h)	Ba2		520,000	517,400
Electronic Equipment & Instruments - 0.3%
Fisher Scientific International, Inc. 8.125% 5/1/12 (h)	B3		405,000	401,963
Flextronics International Ltd. 9.875% 7/1/10	Ba2		1,155,000	1,195,425
Solectron Corp. 9.625% 2/15/09	Ba3		210,000	191,100
				1,788,488
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (h)	B1		875,000	717,500
Semiconductor Equipment & Products - 0.2%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2		420,000	434,700
10.5% 2/1/09	B2		400,000	422,000
				856,700
TOTAL INFORMATION TECHNOLOGY				4,735,088
MATERIALS - 4.8%
Chemicals - 1.0%
Compass Minerals Group, Inc. 10% 8/15/11	B3		760,000	798,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (h)	B3		$ 1,270,000	$ 1,295,400
Huntsman ICI Chemicals LLC 10.125% 7/1/09	Caa1		250,000	220,000
Huntsman International LLC 9.875% 3/1/09 (h)	B3		1,115,000	1,120,575
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3		340,000	316,200
9.625% 5/1/07	Ba3		770,000	731,500
9.875% 5/1/07	Ba3		240,000	229,200
OM Group, Inc. 9.25% 12/15/11	B3		1,155,000	1,189,650
				5,900,525
Containers & Packaging - 1.6%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (h)	B2		3,885,000	3,904,425
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		100,000	95,500
7.35% 5/15/08	B3		10,000	9,000
7.5% 5/15/10	B3		895,000	812,213
7.85% 5/15/04	B3		170,000	166,175
8.1% 5/15/07	B3		40,000	37,400
Packaging Corp. of America 9.625% 4/1/09	Ba2		305,000	327,875
Riverwood International Corp.:
10.625% 8/1/07	B3		1,790,000	1,861,600
10.625% 8/1/07	B3		150,000	157,500
Sealed Air Corp.:
6.95% 5/15/09 (h)	Baa3		920,000	818,800
8.75% 7/1/08 (h)	Baa3		690,000	714,150
				8,904,638
Metals & Mining - 1.4%
AK Steel Corp.:
7.75% 6/15/12 (h)	B1		980,000	975,100
7.875% 2/15/09	B1		1,060,000	1,054,700
9.125% 12/15/06	B1		240,000	251,400
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3		2,070,000	1,992,375
7.5% 11/15/06	B3		60,000	54,300
Luscar Coal Ltd. 9.75% 10/15/11	Ba3		1,400,000	1,498,000
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		41,000	43,255
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
P&L Coal Holdings Corp.: - continued
9.625% 5/15/08	B1		$ 524,000	$ 552,820
Phelps Dodge Corp. 8.75% 6/1/11	Baa3		1,690,000	1,732,250
				8,154,200
Paper & Forest Products - 0.8%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		135,000	29,700
14% 3/15/10 (Reg. S) (d)	Ca		250,000	55,000
Copamex Industrias SA de CV yankee 11.375% 4/30/04	B3		800,000	768,000
Georgia-Pacific Group:
7.5% 5/15/06	Ba1		30,000	29,250
8.125% 5/15/11	Ba1		100,000	96,000
8.875% 5/15/31	Ba1		920,000	864,800
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		175,000	43,750
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2		20,000	20,500
Stone Container Corp.:
8.375% 7/1/12 (h)	B2		560,000	564,200
9.75% 2/1/11	B2		1,790,000	1,915,300
				4,386,500
TOTAL MATERIALS				27,345,863
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Diamond Cable Communications PLC yankee 11.75% 12/15/05 (d)	Ca		100,000	25,000
NTL Communications Corp.:
0% 10/1/08 (d)(f)	Ca		1,770,000	460,200
11.5% 10/1/08 (d)	Ca		1,330,000	399,000
NTL, Inc.:
0% 4/1/08 (d)(f)	Ca		165,000	44,550
10% 2/15/07 (d)	Ca		40,000	12,000
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3		105,000	103,425
Qwest Corp. 8.875% 3/15/12 (h)	Baa3		1,970,000	1,753,300
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3		315,000	211,050
Telewest Communications PLC:
9.875% 2/1/10	Caa3		315,000	126,000
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Communications PLC: - continued
11.25% 11/1/08	Caa3		$ 385,000	$ 154,000
Total Access Communication PLC 8.375% 11/4/06 (Reg. S)	B1		100,000	96,750
Tritel PCS, Inc. 0% 5/15/09 (f)	Baa2		769,000	615,200
U.S. West Communications 7.2% 11/1/04	Baa3		1,045,000	930,050
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca		770,000	127,050
6.5% 5/15/04 (d)	Ca		135,000	22,275
7.375% 1/15/06 (d)(h)	CCC-		105,000	17,325
7.5% 5/15/11 (d)	Ca		3,505,000	578,325
8% 5/16/06 (d)	Ca		685,000	113,025
8.25% 5/15/31 (d)	Ca		1,880,000	310,200
				6,098,725
Wireless Telecommunication Services - 2.6%
Crown Castle International Corp.:
9.375% 8/1/11	B3		1,375,000	866,250
9.5% 8/1/11	B3		110,000	68,750
10.75% 8/1/11	B3		470,000	303,150
Dobson Communications Corp. 10.875% 7/1/10	B3		120,000	78,000
Echostar Broadband Corp. 10.375% 10/1/07	B1		2,365,000	2,270,400
Millicom International Cellular SA 13.5% 6/1/06	Caa1		610,000	213,500
Nextel Communications, Inc.:
0% 9/15/07 (f)	B3		20,000	10,400
0% 10/31/07 (f)	B3		800,000	416,000
0% 2/15/08 (f)	B3		855,000	401,850
9.375% 11/15/09	B3		5,945,000	2,972,500
9.5% 2/1/11	B3		1,980,000	960,300
12% 11/1/08	B3		90,000	54,000
Orange PLC yankee 9% 6/1/09	Baa3		2,010,000	1,748,700
PanAmSat Corp.:
6.125% 1/15/05	Ba2		190,000	172,900
6.375% 1/15/08	Ba2		520,000	483,600
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3		1,050,000	703,500
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	Caa3		110,000	28,600
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SpectraSite Holdings, Inc.: - continued
0% 3/15/10 (f)	Caa3		$ 370,000	$ 96,200
10.75% 3/15/10	Caa3		1,155,000	508,200
12.5% 11/15/10	Caa3		995,000	447,750
TeleCorp PCS, Inc.:
0% 4/15/09 (f)	Baa2		940,000	752,000
10.625% 7/15/10	Baa2		500,000	475,000
VoiceStream Wireless Corp.:
0% 11/15/09 (f)	Baa2		1,065,000	777,450
10.375% 11/15/09	Baa2		367,000	344,980
				15,153,980
TOTAL TELECOMMUNICATION SERVICES				21,252,705
UTILITIES - 1.7%
Electric Utilities - 1.0%
CMS Energy Corp.:
7.5% 1/15/09	B3		160,000	113,600
8.375% 7/1/03	B3		620,000	508,400
9.875% 10/15/07	B3		2,050,000	1,537,500
Edison International 6.875% 9/15/04	B3		225,000	204,750
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3		500,000	490,000
6.75% 10/1/23	B3		50,000	45,000
7.05% 3/1/24	B3		25,000	23,000
9.625% 11/1/05 (h)	Caa2		180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3		125,000	116,250
8.625% 2/15/08	Baa3		395,000	375,250
Sierra Pacific Power Co. 8% 6/1/08	Ba2		280,000	266,000
Southern California Edison Co. 7.625% 1/15/10	Ba3		525,000	477,750
Tenaga Nasional BHD:
7.5% 11/1/25 (Reg. S)	Baa3		300,000	274,968
7.625% 4/1/11 (Reg. S)	Baa3		550,000	569,594
				5,182,062
Corporate Bonds - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2		$ 135,000	$ 106,650
Innogy PLC 7% 5/23/11	Baa1	GBP	300,000	482,395
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2		85,000	63,750
				652,795
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.75% 6/15/08	Ba3		550,000	341,000
8.875% 2/15/11	Ba3		140,000	85,400
9.375% 9/15/10	Ba3		1,290,000	799,800
9.5% 6/1/09	Ba3		375,000	243,750
Western Resources, Inc.:
7.875% 5/1/07 (h)	Ba1		860,000	853,550
9.75% 5/1/07 (h)	Ba2		1,470,000	1,411,200
				3,734,700
TOTAL UTILITIES				9,569,557
TOTAL NONCONVERTIBLE BONDS				235,417,285
TOTAL CORPORATE BONDS (Cost $252,561,400)				238,887,829
U.S. Government and Government Agency Obligations - 20.0%
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
1.75% 3/26/08	Aaa		170,000,000	1,528,439
5% 5/14/07	Aaa		10,900,000	11,091,535
5.5% 5/2/06	Aa2		85,000	89,287
6.25% 2/1/11	Aa2		35,000	36,791
Freddie Mac 5.25% 1/15/06	Aaa		1,000,000	1,013,459
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				13,759,511
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		13,962,000	14,828,468
8.875% 8/15/17	Aaa		5,300,000	7,148,714
9% 11/15/18	Aaa		1,705,000	2,341,178
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
11.25% 2/15/15	Aaa		$ 2,470,000	$ 3,837,377
U.S. Treasury Notes:
3% 1/31/04	Aaa		25,240,000	25,404,583
3.5% 11/15/06	Aaa		10,980,000	10,784,424
5% 8/15/11	Aaa		9,250,000	9,378,473
5.75% 11/15/05	Aaa		14,500,000	15,474,226
7% 7/15/06	Aaa		9,866,000	11,020,233
TOTAL U.S. TREASURY OBLIGATIONS				100,217,676
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $111,814,609)				113,977,187
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 0.8%
6% 7/1/32 (i)	Aaa		5,000,000	4,981,250
Government National Mortgage Association - 1.7%
8% 7/1/32 (i)	Aaa		9,000,000	9,576,563
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,506,798)				14,557,813
Foreign Government and Government Agency Obligations - 21.3%

Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		200,000	193,000
Argentinian Republic:
Brady:
floating rate bond 3.25% 3/31/05 (d)(k)	Ca		694,400	124,992
par L-GP 6% 3/31/23 (d)	Ca		835,000	359,050
9.75% 9/19/27 (d)	Ca		325,000	52,000
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Banco Central del Uruguay:
value recovery A rights 1/2/21 (j)	-		$ 1,000	$ 0
value recovery B rights 1/2/21 (j)	-		3,000	0
Brady:
par A 6.75% 2/19/21	Ba2		250,000	196,250
par B 6.75% 3/21/21	Ba2		750,000	588,750
Bangko Sentral Pilipinas 8.6% 6/15/27	Ba1		115,000	95,450
Belgian Kingdom:
4.75% 9/28/06	Aa1	EUR	1,500,000	1,499,881
5% 9/28/11	Aa1	EUR	2,500,000	2,460,158
5% 9/28/12	Aa1	EUR	2,500,000	2,447,769
Bogota Distrito Capital:
9.5% 12/12/06 (h)	BB		480,000	463,200
9.5% 12/12/06 (Reg. S)	BB		200,000	193,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		2,690,631	1,705,187
par Z-L 6% 4/15/24	B1		1,005,000	587,925
8.875% 4/15/24	B1		2,995,000	1,475,038
11% 8/17/40	B1		3,310,000	1,886,700
11.25% 7/26/07	B1		190,000	123,975
12.75% 1/15/20	B1		2,505,000	1,553,100
14.5% 10/15/09	B1		3,100,000	2,309,500
Bulgarian Republic Brady FLIRB A 2.8125% 7/28/12 (k)	B1		534,000	485,940
Canadian Government:
1.9% 3/23/09	Aaa	JPY	80,000,000	727,516
3.5% 6/1/04	Aaa	CAD	770,000	503,808
5.5% 6/1/10	Aaa	CAD	6,400,000	4,259,632
6.5% 6/1/04	Aaa	CAD	3,900,000	2,692,937
7% 12/1/06	Aaa	CAD	4,300,000	3,081,152
9% 6/1/25	Aaa	CAD	3,695,000	3,389,784
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,750,000	1,157,188
promissory note 5.092% 1/5/10	-		956,052	712,990
warrants 11/15/20 (a) (j)	-		1,750	0
Colombia Republic 11.375% 1/31/08	Ba2	EUR	800,000	767,111
Colombian Republic 11.75% 2/25/20	Ba2		1,000,000	980,000
Dominican Republic 9.5% 9/27/06 (Reg. S)	Ba2		205,000	216,275
Dutch Government 5.5% 1/15/28	Aaa	EUR	640,000	647,180
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		309,000	159,135
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Ecuador Republic: - continued
5% 8/15/30 (Reg. S) (g)	Caa2		$ 1,625,000	$ 836,875
12% 11/15/12 (h)	Caa2		63,000	44,966
12% 11/15/12 (Reg. S)	Caa2		2,325,000	1,659,469
Finish Government 5.375% 7/4/13	Aaa	EUR	2,500,000	2,520,367
French Government 5.25% 4/25/08	Aaa	EUR	3,900,000	3,975,103
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	500,000	497,433
3.25% 2/17/04	Aaa	EUR	1,950,000	1,913,840
3.75% 1/4/09	Aaa	EUR	1,630,000	1,527,610
5% 8/19/05	Aaa	EUR	1,500,000	1,518,316
5% 2/17/06	Aaa	EUR	2,120,000	2,146,306
5.25% 1/4/11	Aaa	EUR	3,000,000	3,042,429
5.5% 1/4/31	Aaa	EUR	200,000	204,642
6% 1/4/07	Aaa	EUR	5,200,000	5,463,974
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		145,000	164,938
Italian Republic:
3.75% 6/8/05	Aa2	JPY	170,000,000	1,573,692
6% 11/1/07	Aa2	EUR	4,500,000	4,732,453
6% 5/1/31	Aa2	EUR	670,000	715,168
Ivory Coast:
Brady FLIRB A 2% 3/29/18 (d)(g)	-	FRF	1,190,000	34,162
FLIRB 2% 3/30/18 (Reg. S) (d)(k)	-		505,000	97,213
Ontario Province 9% 9/15/04	Aa3	CAD	1,650,000	1,196,699
Panamanian Republic:
9.625% 2/8/11	Ba1		750,000	727,500
10.75% 5/15/20	Ba1		625,000	618,750
Philippine Long Distance Telephone Co.:
10.625% 5/15/07 (h)	Ba3		570,000	562,875
11.375% 5/15/12 (h)	Ba3		570,000	558,600
Philippine Republic:
6.5% 12/1/17	Ba1		830,000	751,150
9.875% 1/15/19	Ba1		1,145,000	1,133,550
10.625% 3/16/25	Ba1		690,000	712,425
Polish Government Brady past due interest 6% 10/27/14 (g)	Baa1		1,470,000	1,477,350
Russian Federation:
5% 3/31/30 (g)(h)	Ba3		1,586,875	1,104,862
5% 3/31/30 (Reg. S) (g)	Ba3		6,235,000	4,341,119
8.25% 3/31/10 (h)	Ba3		233,664	231,912
8.25% 3/31/10 (Reg. S)	Ba3		660,000	655,050
11% 7/24/18 (Reg. S)	Ba3		1,474,000	1,588,235
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)	Ba3		$ 1,990,000	$ 2,397,950
euro 10% 6/26/07	Ba3		632,000	673,080
Russian Federation Ministry of Finance:
Series V, 3% 5/14/08	Ba3		500,000	338,750
Series VI, 3% 5/14/06	B1		1,690,000	1,318,200
Series VII, 3% 5/14/11	Ba3		120,000	67,800
South African Republic yankee 8.5% 6/23/17	Baa2		650,000	682,500
Spanish Kingdom 6% 1/31/29	Aaa	EUR	1,350,000	1,446,496
Turkish Republic:
11.75% 6/15/10	B1		941,000	849,253
12.375% 6/15/09	B1		655,000	609,150
Ukraine Government 11% 3/15/07 (Reg. S)	B2		1,379,500	1,401,917
United Kingdom, Great Britain & Northern Ireland:
6% 12/7/28	Aaa	GBP	650,000	1,170,150
6.25% 11/25/10	Aaa	GBP	3,140,000	5,200,582
6.5% 12/7/03	Aaa	GBP	900,000	1,414,924
7.5% 12/7/06	Aaa	GBP	1,310,000	2,200,974
8% 12/7/15	Aaa	GBP	365,000	720,936
8% 6/7/21	Aaa	GBP	370,000	779,045
8.75% 8/25/17	Aaa	GBP	60,000	128,087
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa2		750,000	710,625
par B 6.25% 12/31/19	Baa2		3,050,000	2,889,875
value recovery:
rights 6/30/04 (j)	-		3,800,000	9,120
rights 6/30/05 (j)	-		3,800,000	38
rights 6/30/06 (j)	-		3,800,000	38
8.125% 12/30/19	Baa2		1,090,000	1,062,750
8.3% 8/15/31	Baa2		910,000	886,113
8.375% 1/14/11	Baa2		1,005,000	1,043,316
10.375% 2/17/09	Baa2		185,000	211,825
11.375% 9/15/16	Baa2		1,893,000	2,347,320
Uruguay Republic:
7.875% 3/25/09	Ba2		410,000	237,800
8.75% 6/22/10	Ba2		225,000	135,000
Venezuelan Republic:
oil recovery rights 4/15/20 (j)	-		1,250	0
6.66% 3/31/20	B2	DEM	500,000	168,491
9.25% 9/15/27	B2		1,438,000	925,713
Foreign Government and Government Agency Obligations - continued
Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuelan Republic: - continued
10.25% 10/4/03	B2	DEM	3,300,000	$ 1,488,294
13.625% 8/15/18	B2		365,000	306,600
euro Brady:
debt conversion bond 2.875% 12/18/07 (k)	B2		130,950	97,885
FLIRB A 3.3125% 3/31/07 (k)	B2		357,135	269,191
FLIRB B 3.3125% 3/31/07 (k)	B2		119,045	89,730
par W-A 6.75% 3/31/20	B2		500,000	376,250
par W-B 6.75% 3/31/20	B2		250,000	188,125
warrants 4/18/20 (a)(j)	-		1,666	0
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,474,112)				121,268,499
Supranational Obligations - 1.7%

European Investment Bank euro:
0.875% 11/8/04	Aaa	JPY	120,000,000	1,023,625
6% 12/7/28	Aaa	GBP	820,000	1,387,381
International Bank for Reconstruction & Development:
2% 2/18/08	Aaa	JPY	570,000,000	5,195,468
4.75% 12/20/04	Aaa	JPY	230,000,000	2,145,679
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,246,617)				9,752,153
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL, Inc. warrants 10/14/08 (a)	56	1
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(h)	120	2,160
TOTAL TELECOMMUNICATION SERVICES		2,161
TOTAL COMMON STOCKS (Cost $4,990)	2,161
Preferred Stocks - 0.6%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (h)	91	$ 18
Nonconvertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Fresenius Medical Care Capital Trust II $78.75	3,040	2,817,606
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,920	584,000
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. $127.50 pay-in-kind	43	20,210
Dobson Communications Corp. $130.00 pay-in-kind	32	16,000
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	264	60,720
		96,930
TOTAL TELECOMMUNICATION SERVICES		680,930
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,498,536
TOTAL PREFERRED STOCKS (Cost $5,172,690)		3,498,554
Floating Rate Loans - 0.2%
Ratings (unaudited) (b)		Principal Amount (e)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Charter Communication Operating LLC Tranche B term loan 4.69% 3/18/08 (k) (Cost $968,281)	Ba3	$ 1,000,000	890,000
Sovereign Loan Participations - 0.2%
Algerian Republic loan participation:
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 9/4/06 (k)	-	173,129	159,279
Sovereign Loan Participations - continued
Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algerian Republic loan participation: - continued
Series 1 - Salomon Brothers 2.875% 9/4/06 (k)	-	$ 27,000	$ 24,840
Series 3 - Credit Suisse First Boston 2.875% 3/4/10 (k)	-	235,294	210,588
Series 3 - Deutsche Bank 2.875% 3/4/10 (k)	-	18,824	16,847
Series 3 - JPMorgan Chase 2.875% 3/4/10 (k)	-	141,176	126,353
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.875% 3/4/10 (k)	-	31,378	28,083
Series 3 - Salomon Brothers 2.875% 3/4/10 (k)	-	200,000	179,000
Moroccan Kingdom loan participation Series A - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.75% 1/1/09 (k)	Ba1	431,786	384,289
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,139,393)			1,129,279
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $67,497,436)	67,497,436	67,497,436
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $580,386,326)		571,460,911
NET OTHER ASSETS - (0.2)%		(862,566)
NET ASSETS - 100%		$ 570,598,345
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,006,332 or 7.2% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Quantity represents share amount.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.7%
Canada	4.6
Germany	4.0
United Kingdom	3.3
Mexico	3.2
Brazil	2.4
Russia	2.2
Multi-National	1.7
Italy	1.2
Belgium	1.1
Others (individually less than 1%)	9.6
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,019,279 or 0.4% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $408,372,362 and $197,674,725, respectively, of which long-term U.S. government and government agency obligations aggregated $75,452,257 and $81,929,177, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $579,568,810. Net unrealized depreciation aggregated $8,107,899, of which $14,123,230 related to appreciated investment securities and $22,231,129 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,121,000 of which $69,000, $266,000, $975,000 and $811,000 will expire on December 31, 2006, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $580,386,326) - See accompanying schedule		$ 571,460,911
Receivable for investments sold Regular delivery		11,896,456
Delayed delivery		795,000
Receivable for fund shares sold		2,138,992
Interest receivable		9,916,443
Total assets		596,207,802
Liabilities
Payable to custodian bank	$ 184,031
Payable for investments purchased Regular delivery	7,292,799
Delayed delivery	16,623,519
Payable for fund shares redeemed	878,855
Distributions payable	228,415
Accrued management fee	265,998
Other payables and accrued expenses	135,840
Total liabilities		25,609,457
Net Assets		$ 570,598,345
Net Assets consist of:
Paid in capital		$ 585,546,393
Undistributed net investment income		1,781,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,752,872)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,976,661)
Net Assets, for 63,430,357 shares outstanding		$ 570,598,345
Net Asset Value, offering price and redemption price per share ($570,598,345 ÷ 63,430,357 shares)		$ 9.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 291,717
Interest		14,499,467
Total income		14,791,184
Expenses
Management fee	$ 1,188,451
Transfer agent fees	287,885
Accounting fees and expenses	124,049
Non-interested trustees' compensation	589
Custodian fees and expenses	43,429
Registration fees	71,904
Audit	45,805
Legal	4,066
Miscellaneous	16,497
Total expenses before reductions	1,782,675
Expense reductions	(5,744)	1,776,931
Net investment income (loss)		13,014,253
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,819,618)
Foreign currency transactions	140,822
Total net realized gain (loss)		(4,678,796)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,783,472)
Assets and liabilities in foreign currencies	(40,894)
Total change in net unrealized appreciation (depreciation)		(5,824,366)
Net gain (loss)		(10,503,162)
Net increase (decrease) in net assets resulting from operations		$ 2,511,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,014,253	$ 6,230,807
Net realized gain (loss)	(4,678,796)	(1,322,098)
Change in net unrealized appreciation (depreciation)	(5,824,366)	(596,876)
Net increase (decrease) in net assets resulting from operations	2,511,091	4,311,833
Distributions to shareholders from net investment income	(11,868,141)	(5,594,493)
Share transactions Net proceeds from sales of shares	427,157,830	197,551,200
Net asset value of shares issued in exchange for the net assets of Fidelity International Bond Fund (note 8)	63,714,729	-
Reinvestment of distributions	10,935,686	4,634,079
Cost of shares redeemed	(86,322,681)	(99,674,607)
Net increase (decrease) in net assets resulting from share transactions	415,485,564	102,510,672
Total increase (decrease) in net assets	406,128,514	101,228,012
Net Assets
Beginning of period	164,469,831	63,241,819
End of period (including undistributed net investment income of $1,781,485 and undistributed net investment income of $635,373, respectively)	$ 570,598,345	$ 164,469,831
Other Information Shares
Sold	46,779,522	21,389,894
Issued in exchange for the shares of Fidelity International Bond Fund (note 8)	6,925,514	-
Issued in reinvestment of distributions	1,199,543	502,785
Redeemed	(9,445,997)	(10,848,327)
Net increase (decrease)	45,458,582	11,044,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.150	$ 9.130	$ 9.440	$ 9.520	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.285	.626H	.729	.709	.469
Net realized and unrealized gain (loss)	(.172)	(.041)H	(.363)	(.125)	(.466)
Total from investment operations	.113	.585	.366	.584	.003
Distributions from net investment income	(.263)	(.565)	(.676)	(.664)	(.483)
Net asset value, end of period	$ 9.000	$ 9.150	$ 9.130	$ 9.440	$ 9.520
Total ReturnB, C	1.24%	6.52%	4.07%	6.35%	.13%
Ratios to Average Net AssetsF
Expenses before expense reductions	.87% A	.94%	.99%	1.20%	1.64% A
Expenses net of voluntary waivers, if any	.87% A	.94%	.99%	1.10%	1.10% A
Expenses net of all reductions	.87% A	.94%	.99%	1.10%	1.09% A
Net investment income (loss)	6.34% A	6.83%H	7.94%	7.55%	7.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,598	$ 164,470	$ 63,242	$ 41,417	$ 24,261
Portfolio turnover rate	105% A, G	178%	100%	134%	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 1, 1998 (commencement of operations) to December 31, 1998.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Income Fund (the fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments, which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $230,057 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $5,744.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Merger Information.

On January 17, 2002, the fund acquired all of the assets and assumed all of the liabilities of Fidelity International Bond Fund. The acquisition, which was approved by the shareholders of Fidelity International Bond Fund on December 19, 2001, was accomplished by an exchange of 6,925,514 shares of the fund for the 8,004,363 shares then outstanding (each valued at $7.96) of Fidelity International Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity International Bond Fund's net assets, including $1,639,826 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $242,804,361.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

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